As filed with the Securities and Exchange Commission on November 1, 1996
                                File No. 33-99016
                                File No. 811-9126

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C  20549

                                                     FORM N-1A

                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                           |_|
                           Pre-Effective Amendment No.

             |_|
                         Post-Effective Amendment No. 1
              |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                 |_|
                                 Amendment No. 2
           |X|

                                    TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                                            (Exact Name of Registrant)

                                    1150 South Olive Los Angeles, CA 90015-2211
                                     (Address of Principal Executive Offices)

                                         Registrant's Telephone Number:
                                                  1-213-742-2111

Name and Address of Agent for Service:            Copy to:

JAMES W. DEDERER, Esq.                            FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel   Sutherland, Asbill & Brennan, L.L.P.
   and Corporate Secretary                        1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company    Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California 90015-2211

                                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                                        DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant has elected to register an indefinite amount of securities being offered. The filing fee of $500 was paid with the initial filing.

         It is proposed that this filing will become effective:
              |X| immediately upon filing pursuant to paragraph (b)

                           |_| on pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on _________________ pursuant to paragraph (a)(i) |_| 75
                           days after filing pursuant to paragraph (a)(ii) |_| on _________________ pursuant to paragraph (a)(ii) of Rule 485

         If appropriate, check the following box:
                           |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                                     - 3 -
H:\CS\CL82375\M022\TVIFPEA1\COVERPEA.130

                                           TRANSAMERICA VARIABLE INSURANCE FUND
                                            Registration Statement on Form N-1A

                                                   CROSS REFERENCE SHEET

                                                   Pursuant to Rule 495
 N-1A
Item No.                                                                            Caption
--------                                                                            -------
PART A                 INFORMATION REQUIRED IN A PROSPECTUS

1.          Cover Page        ..........................................       Cover Page
2.          Synopsis          ..........................................       Not Applicable
3.          Condensed Financial Information.............................       Condensed Financial
Information

4.          General Description of Registrant...........................       Introduction; Investment
Objectives
                                                                               and Policies; Investment
Methods and
                                      Risks

5.          Management of the Fund......................................       Management

5A.         Management's Discussion of Performance......................       Not Applicable

6.          Capital Stock and Other Securities..........................       Other Information

7.          Purchase of Securities Being Offered........................       Offering, Purchase and
Redemption of
                                     Shares

8.          Redemption or Repurchase....................................       Offering, Purchase and
Redemption of
                                     Shares

9.          Pending Legal Proceedings...................................       Not Applicable

PART B      INFORMATION REQUIRED IN A
                              STATEMENT OF ADDITIONAL INFORMATION
10.         Cover Page        ..........................................       Cover Page
11.         Table of Contents...........................................       Table of Contents

12.         General Information and History.............................       Introduction; Shares of
Stock

13.         Investment Objectives and Policies..........................       Additional Investment
Policy
                                                                               Information; Special
Investment
                                                                               Methods and Risks;
Investment
                                  Restrictions

14.         Management of the Registrant................................       Investment Adviser

15.         Control Persons and Principal

                                                     - 4 -
H:\CS\CL82375\M022\TVIFPEA1\COVERPEA.130




              Holders of Securities.....................................       Shares of Stock

CROSS REFERENCE SHEET -- continued

16.         Investment Advisory and
              Other Services  ........................Investment Adviser

17.         Brokerage Allocation and Other
              Practices       ..........................................       Portfolio Transactions, Portfolio
                                                                               Turnover and Brokerage

18.         Capital Stock and Other Securities..........................       Shares of Stock

19.         Purchase, Redemption and Pricing
              of Securities Being Offered...............................       Determination of Net Asset
Value

20.         Tax Status        ..........................................       Not Applicable

21.         Underwriters      ..........................................       Not Applicable

22.         Calculation of Performance Data.............................       Performance Information

23.         Financial Statements........................................       Other Information


PART C        OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


H:\CS\CL82375\M022\TVIFPEA1\COVERPEA.130

                                GROWTH PORTFOLIO
                                     of the
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.

     1150 South Olive Street, Los Angeles, California 90015, (213) 742-2111




                                      PROSPECTUS    November 1, 1996



              The Growth Portfolio (the "Growth Portfolio" or the "Portfolio") of the Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, management investment company. The Growth Portfolio seeks long-term capital growth. Common stock (listed and unlisted) is the basic form of investment. The Portfolio may also invest in debt securities and preferred stock having a call on common stocks.

              Shares  of the Fund  are  offered  only to  separate  accounts  of insurance companies to fund the benefits of variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts") and certain qualified retirement plans. Each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying variable insurance contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

              This Prospectus contains information about the Fund and the Portfolio that a prospective purchaser of a variable insurance contract should know before allocating purchase payments or premiums to the Portfolio. It should be read in conjunction with the Prospectus for the variable insurance contract and should be retained for future reference. A Statement of Additional Information containing more detailed information about the Fund is

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
available free by writing to the Fund at the Transamerica Annuity Service Center, 101 North Tryon Street, Suite 1720, Charlotte, North Carolina 28246, or by calling (800) 258-4260, ext. 5560. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.



            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                     THE SECURITIES AND EXCHANGE COMMISSION
                 NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
       OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY
                             IS A CRIMINAL OFFENSE.


                      This               Prospectus    should    be    read   in
                                         conjunction with the prospectus for the
                                         variable insurance contract.

              Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are fund shares federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in fund shares involves certain investment risks, including possible loss of principal.

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130

                                                 TABLE OF CONTENTS



              Page


CONDENSED FINANCIAL INFORMATION....................................

TRANSAMERICA VARIABLE INSURANCE FUND, INC..........................

INVESTMENT OBJECTIVE AND POLICIES..................................

INVESTMENT METHODS AND RISKS.......................................
         Small Capitalization Companies............................
         High-Yield ("Junk") Bonds.................................
         Repurchase Agreements.....................................
         State Insurance Regulation................................

PORTFOLIO TURNOVER.................................................

MANAGEMENT.........................................................
         Directors and Officers....................................
         Investment Adviser........................................
         Investment Sub-Adviser....................................

PERFORMANCE INFORMATION............................................

DETERMINATION OF NET ASSET VALUE...................................

OFFERING, PURCHASE AND REDEMPTION OF SHARES........................

INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..................

TAXES    ..........................................................

OTHER INFORMATION..................................................
         Reports...................................................
         Voting and Other Rights...................................
         Custody of Assets.........................................
         Accounting and Administrative Services....................
         Summary of Bond Ratings...................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.......


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        ii

                                          CONDENSED FINANCIAL INFORMATION
                                               Financial Highlights

The following table gives information regarding income, expenses and capital changes for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (formerly Transamerica Occidental's Separate Account Fund C) attributable to a Portfolio share outstanding throughout the periods indicated. The information is presented as if the reorganization of Separate Account Fund C described below had always been in effect.

         The per share data in the table for the period January 1, 1986 through December 31, 1995, except where identified as being unaudited, has been examined by Ernst & Young LLP, independent auditors of the Fund, in conjunction with the annual examination of the Portfolio's financial statements. The financial statements appear in the Statement of Additional Information.






                                                        1-1-96 to
                                                        6-30-96*       1995         1994         1993

 1992          1991
Net Asset Value, Beginning of Period                     $18.786     $12.291      $11.467
$9.384       $8.281        $5.885
         Income From Investment Operations
         Net Investment Income (Loss)                         (.078)      (.151)       (.090)
(.066)            .026         0.020
         Net Gains or Losses on Securities
              (both realized and unrealized)                           2.018        6.646         .914

   2.149         1.077   2.376
                                                                       -----
-----------------------------------------------------
         Total From Investment Operations                  1.940       6.495         .824
2.083        1.103         2.396

         Less Distributions
         Dividends (from net investment income)            0.00        0.00         0.00
0.00         0.00          0.00
         Distributions (from capital gains)                0.00        0.00         0.00         0.00
    0.00          0.00
         Returns of Capital                                0.00        0.00         0.00         0.00
 0.00          0.00
         Total Distributions                               0.00        0.00         0.00         0.00
 0.00          0.00
Net Asset Value, End of Period                           $20.726     $18.786      $12.291
$11.467       $9.384        $8.281
                                                         =======
============================================================

Total Return                                    20.65%                 52.84%        7.19%
22.20%       13.32%        40.71%

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)                 $28,052     $25,738       $17,267
$16,584      $13,966       $12,516
Ratio of Expenses to Average Net Assets                    1.41%       1.41%        1.43%
1.43%        1.43%         1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets             (0.79%)      (.94%)
   (.80%)       (.65%)            .31%         0.28
Portfolio Turnover Rate                                   23.05%      18.11%       30.84%
42.04%       43.07%        32.90%
Average Commission Rate for Period***             $.0645




                                                                       1990         1989         1988
1987          1986
Net Asset Value, Beginning of Period                                  $6.623       $4.959
$3.708       $3.293        $2.952
         Income From Investment Operations
         Net Investment Income                                          .049         .022         .119
    .037          .037
         Net Gains or Losses on Securities
              (both realized and unrealized)                       (.787)           1.642        1.132

    .378          .304

--------------------------------------------------------------
         Total From Investment Operations                          (.738)           1.664
1.251         .415          .341

         Less Distributions
         Dividends (from net investment income)                        0.000        0.000
0.000        0.000         0.000
         Distributions (from capital gains)                            0.000        0.000        0.000
    0.000         0.00    0
         Returns of Capital                                            0.000        0.000        0.000
  0.000         0.00    0
         Total Distributions                                           0.000        0.000        0.000
 0.000         0.00    0
Net Asset Value, End of Period                                        $5.885       $6.623
$4.959       $3.708        $3.293

===========================================================

Total Return                                                          (11.14%)       33.56%       33.74%
    12.60%         11.55%

Ratios/Supplemental Data
Net Assets, End of Period (in thousands)                              $9,281       $10,861
$8,453       $6,466        $7,070
Ratio of Expenses to Average Net Assets                                1.43%        1.44%
1.43%        1.44%         1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets                               .81%
 .37%           2.66%         .94%         1.12%
Portfolio Turnover Rate                                               49.87%       22.39%
52.18%       83.37%        66.07%
Average Commission Rate for Period**

*This data has not been audited by Ernst & Young LLP.
**This return is annualized, based upon the return for the first six months of 1996.
***Data not required prior to 1996.



                                    TRANSAMERICA VARIABLE INSURANCE FUND, INC.


         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, diversified management investment company established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The Fund currently consists of one investment portfolio, the Growth Portfolio. (Additional Portfolios may be created from time to time.) By investing in the Fund, an investor becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Growth Portfolio. Likewise, an investor shares pro-rata in any losses of the Growth Portfolio.

         The Fund is the successor to Separate Account Fund C. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of the close of business October 31, 1996, were transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company ("Transamerica" or the "Investment Adviser") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Fund's sub-advisor to provide the day-to-day portfolio management for the Portfolio.

         The Fund currently offers its shares solely to Separate Account C of Transamerica Occidental Life Insurance Company as a funding vehicle for the variable annuity contracts supported by Separate Account C. The Fund does not offer its shares directly to the general public. A separate prospectus, which accompanies this Prospectus, describes Separate Account C and the variable annuity contracts it supports. The Fund may, in the future, offer its shares to other insurance company separate accounts supporting other variable annuity or variable life insurance contracts and to qualified pension and retirement plans.


                                         INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of the Growth Portfolio are described below. There can be no assurance that the Growth Portfolio will achieve its investment objective. Investors should not consider any one Portfolio alone to be a complete investment program.

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         3

As with any security, a risk of loss, including possible loss of principal, is inherent in an investment in the shares of the Portfolio.

         The different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. These risks are described in greater detail, under "Investment Methods and Risks" and in the Statement of Additional Information. The Portfolio is subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the Statement of Additional Information.

         The investment objective of the Portfolio as well as the investment policies that are not fundamental may be changed by the Fund's Board of Directors without shareholder approval. Certain of the investment restrictions of the Portfolio are fundamental, however, and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of the Portfolio. See "Investment Restrictions" in the Statement of Additional Information.

         The Growth Portfolio's investment objective is long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

         The Portfolio may invest up to 10% of the Portfolio's assets in debt securities having a call on common stocks that are rated below investment grade. Those securities are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P"), or, if unrated, deemed to be of comparable quality by Investment Services.

         If  a  security  that  was  originally  rated  "investment   grade"  is
downgraded by a ratings service, it may or may not be sold. This depends on Investment Services' assessment of the issuer's prospects. However, Investment Services will not purchase below-investment-grade securities if that purchase would increase their representation in the Portfolio to more than 10%.

         The Portfolio may invest up to 10% of its net assets in the securities of foreign issuers that are in the form of American Depository Receipts ("ADRs"). ADRs are registered stocks of foreign companies that are typically issued by an American bank or trust company evidencing ownership of the underlying securities. ADRs are designed for use on the U.S.
stock exchanges.


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         4

         With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer. The Portfolio may not invest in companies for the purposes of exercising control or management.


         Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's net assets.



                                           INVESTMENT METHODS AND RISKS

         The Growth Portfolio is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of Investment Services to make changes in the portfolio composition of the Portfolio in anticipation of changes in economic, business, and financial conditions.

         In addition, the different types of securities, investments, and investment techniques used by the Portfolio involve risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline in value. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the investment. Certain risks associated with the types of investments in which the Portfolio may invest are discussed below. For more information on investment methods and risks, see "Special Investment Methods and Risks" in the Statement of Additional Information.

Small Capitalization Companies

         The Growth Portfolio may invest in securities of smaller, lesser-known companies. Such investments involve greater risks than the investments of larger, more mature, better known issuers, including an increased possibility of portfolio price volatility. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger, more mature, better known firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         5

         The values of small company stocks may fluctuate independently of larger company stock prices. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that to the extent the Portfolio invests in stock of small capitalization companies, the net asset value of the Portfolio's shares may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500. Furthermore, the securities of companies with small stock market capitalizations may trade less frequently and in limited volume.

High-Yield ("Junk") Bonds

         High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than higher-rated bonds. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payments on time. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuer's unique financial situation, and the bond's coupon than to small changes in the market level of interest rates. During an economic downturn or a period of rising interest rates, highly leveraged companies may experience difficulties in making principal and interest payments, meeting projected business goals, and obtaining additional financing. See "Summary of Bond Ratings" on page ___ and the Statement of Additional Information for a description of bond rating categories.

Repurchase Agreements

         The Growth Portfolio may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Portfolio's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In evaluating whether to enter into a repurchase agreement, Investment Services will carefully consider the creditworthiness of the seller pursuant to procedures established by the Fund's Board of Directors.

         The Growth Portfolio will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of the Portfolio's net assets when taking into account the remaining days to maturity of the Portfolio's existing repurchase agreements.


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         6

State Insurance Regulation

         The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolio, the Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the Portfolio's intention that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.


                                                PORTFOLIO TURNOVER

         The Growth Portfolio will not consider portfolio turnover to be a limiting factor in making investment decisions. Changes will be made in the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objective. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the portfolio securities, excluding debt securities having a maturity at the date of purchase of one year or less. Investment Services anticipates that the annual turnover rate for the Growth Portfolio will generally not exceed 75%.

         High rates of portfolio turnover involve correspondingly greater expenses which must be borne by the Portfolio and its shareholders, including higher brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment of other securities. High rate of turnover may result in the acceleration of taxable gains and may under certain circumstances make it more difficult for a Portfolio to qualify as a regulated investment company under the Internal Revenue Code. See "Federal Tax Matters" in the Statement of Additional Information.


                                                    MANAGEMENT

Directors and Officers

         The Fund's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Adviser and Investment Services, the custodian, the accounting and administrative services providers and other providers of services to the Portfolio. The officers of the Fund supervise its daily business operations. The Statement of Additional Information contains information as to the identity of, and other information about, the directors and officers of the Fund.


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         7

Investment Adviser

         Transamerica Occidental Life Insurance Company ("Transamerica"), 1150 South Olive Street, Los Angeles, California 90015, is the investment adviser of the Portfolio. Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica acted as investment adviser to Transamerica Occidental's Separate Account Fund C
("Separate Account Fund C"), the Fund's predecessor, and currently acts as investment adviser to Transamerica Occidental's Separate Account Fund B.

         The Fund has entered into an Investment Advisory Agreement with Transamerica under which the Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.

         For its services to the Portfolio, Transamerica receives an annual advisory fee of 0.75% of the average daily net assets of the Growth Portfolio. The fee is deducted daily from the assets of the Portfolio. This fee may be higher than the average advisory fee paid to the investment advisers of other growth portfolios. Transamerica may waive some or all of its fee from time to time at its discretion.

Investment Sub-Adviser

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Portfolio. Investment Services has been in existence since 1967 and has provided investment services to investment companies and the Transamerica Life Companies since 1980. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Portfolio assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments.

         Investment Services is also responsible for the selection of brokers and dealers to execute transactions for the Fund. Some of these brokers or dealers may be affiliated persons of Transamerica and Investment Services. Although it is the policy of Investment Services to

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         8
seek the best price and execution for each transaction, Investment Services may give consideration to brokers and dealers who provide Investment Services with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

         The transactions and performance of the Growth Portfolio are reviewed continuously by the senior officers of Investment Services. The portfolio manager for the Growth Portfolio is Jeffrey S. Van Harte, C.F.A., Vice Presiden and Senior Fund Manager at Investment Services. Mr. Van Harte is a member of the San Francisco Society of Financial Analysts and received a B.A. from California State University at Fullerton from 1980. Mr. Van Harte has been managing the portfolio of the Fund's predecessor, Separate Account Fund C, since 1984.


                                              PERFORMANCE INFORMATION

         From time to time the Fund may disseminate average annual total return figures for the Portfolio in advertisements and communications to shareholders or sales literature.

         Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

         The Fund also may from time to time disseminate year-by-year total return, cumulative total return and yield information for the Portfolio in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in the Portfolio (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         In addition, the Fund may from time to time publish performance of the Portfolio relative to certain performance rankings and indices.


         As the successor to Separate Account Fund C , the Growth Portfolio treats the historical


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                         9
performance data of Separate Account Fund C as its own for periods prior to the reorganization. The performance data for the Growth Portfolio prior to the reorganization does not reflect any sales or insurance charges that were imposed under the annuity contracts issued through Separate Account Fund C.

         Since the Fund is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Fund's performance data does not reflect separate account or contract level charges.


         The investment results of the Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.


                                         DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays. The net asset value of the Portfolio's shares will not be calculated on the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday. The net asset value of the Portfolio is determined by dividing the value of the Portfolio's securities, cash, and other assets (including accrued but uncollected interest and dividends), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Portfolio outstanding.

         The value of the Growth Portfolio's securities and assets generally is determined on the basis of their market values. The short-term debt securities having remaining maturities of sixty days or less held by the Growth Portfolio (if any) are valued by the amortized cost method, which approximates market value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors. See "Determination of Net Asset Value" in the Statement of Additional Information.


                                    OFFERING, PURCHASE AND REDEMPTION OF SHARES


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        10

         Pursuant   to  a   participation   agreement   between   the  Fund  and
Transamerica,

shares of the Portfolio are sold in a continuous offering and are authorized to be offered to Separate Account C to support its variable annuity contracts (the "Contracts"). Net purchase payments under the Contracts are placed in Separate Account C and the assets of the Separate Account C are invested in the shares of the Growth Portfolio. Separate Account C purchases and redeems shares of the Portfolio at net asset value without sales or redemption charges.

         For each day on which the Portfolio's net asset value is calculated, Separate Account C will transmit to the Fund any orders to purchase or redeem shares of the Portfolio based on the purchase payments, redemption (surrender) requests, and transfer requests from Contract owners, annuitants and beneficiaries that have been processed on that day. Shares of the Portfolio are purchased and redeemed at the Portfolio's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.


         In the future, the Fund may offer shares of the Portfolio (including new Portfolios that might be added to the Fund) to other separate accounts of various insurance companies, whether or not affiliated with Transamerica, to support variable annuity contracts or variable life insurance contracts. Likewise, the Fund may also, in the future, offer shares of the Portfolio directly to qualified pension and retirement plans.

         In the event that shares of the Portfolio are offered to a separate account supporting variable life insurance or to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Fund currently does not foresee any disadvantage to owners of the Contracts arising from the fact that shares of the Portfolio might be held by such entities. However, in such an event, the Fund's Board of Directors will monitor the Portfolio in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.


                INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


         The Growth Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually.


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        11

                                                       TAXES


         The Fund believes that the Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the Portfolio. In addition, the Portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. See "Federal Tax Matters" in the Statement of Additional Information.

         The shareholders of the Portfolio are currently limited to Separate Account C and Transamerica. For more information regarding the tax implications for the purchaser of a Contract who allocates investments to the Portfolio, please refer to the prospectus for Separate Account C.



                                                 OTHER INFORMATION

Reports

         Annual Reports containing audited financial statements of the Fund and Semi-Annual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract owners, annuitants or beneficiaries, as appropriate. Inquiries may be directed to the Fund at the telephone number or address set forth on the cover page of this Prospectus.

Voting and Other Rights

         Each share outstanding is entitled to one vote on all matters submitted to a vote of shareholders (of the Portfolio or the Fund) and is entitled to a pro-rata share of any distributions made by the Portfolio and, in the event of liquidation, of its net assets remaining after satisfaction of outstanding liabilities. Each share (of the Portfolio), when issued, is nonassessable and has no preemptive or conversion rights. The shares have noncumulative voting rights.

         As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and does not intend to do so. The Fund is, however, required to hold shareholder meetings for the following purposes: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives, policies and restrictions of the Portfolio; and (iii) filling vacancies on the Board of Directors in the event that less than a

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        12
majority of the members of the Board of Directors were elected by shareholders. Directors may also be removed by shareholders by a vote of two-thirds of the outstanding votes attributable to shares at a meeting called at the request of holders of 10% or more of such votes. The Fund has the obligation to assist in shareholder communications.


         Transamerica currently owns more than 25% of the outstanding shares of the Portfolio which may result in it being deemed a controlling person of the Portfolio, as that term is defined in the 1940 Act.


Custody of Assets and Administrative Services

         Pursuant to a custody agreement with the Fund, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, will hold all securities and cash assets of the Fund, provide recordkeeping and certain accounting services and serve as the custodian of the Fund's assets. The custodian will be authorized to deposit securities in securities depositories and to use the services of sub-custodians.

Summary of Bond Ratings

         Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

         Investment Grade                       Moody's  Standard & Poor's
         Highest quality                                          Aaa
AAA
         High quality                                              Aa
AA
         Upper medium                                               A
A
         Medium, speculative features   Baa                       BBB

         Lower Quality
         Moderately speculative                       Ba            BB
         Speculative                                                B
B
         Very speculative                                         Caa
CCC
         Very high risk                                            Ca
CC
         Highest risk, may not be
             paying interest                                        C
C
         In arrears or default                         D            D


H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        13

         For more information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                        14

                                        STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:
                                                 TABLE OF CONTENTS


Page
         INTRODUCTION.....................................................
         ADDITIONAL INVESTMENT POLICY INFORMATION.........................
SPECIAL INVESTMENT METHODS AND RISKS......................................
         Convertible Securities...........................................
         Restricted and Illiquid Securities                          .....
         Borrowing........................................................
         Other Investment Companies.......................................
         Options on Securities and Securities Indices                .....
         Warrants and Rights                                         .....
         Repurchase Agreements............................................
         High-Yield ("Junk") Bonds........................................
         Foreign Securities...............................................
         INVESTMENT RESTRICTIONS..........................................
         Fundamental Restrictions                                    .....
         Non-fundamental Restrictions                                .....
         Interpretive Rules                                          .....
         INVESTMENT ADVISER...............................................
         Investment Advisory Agreement                               .....
         Investment Sub-Advisory Agreement................................
         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND
BROKERAGE.........
         DETERMINATION OF NET ASSET VALUE.................................
         PERFORMANCE INFORMATION..........................................
FEDERAL TAX MATTERS.......................................................
         SHARES OF STOCK..................................................
         CUSTODY OF ASSETS................................................
         DIRECTORS AND OFFICERS...........................................
         Compensation.....................................................
LEGAL PROCEEDINGS.........................................................
         OTHER INFORMATION................................................
         Legal Counsel                                               .....
         Other Information                                           .....
         Independent Auditors...................................
         Financial Statements.............................................
         APPENDIX A.................................................. .  .

H:\CS\CL82375\M022\TVIFPEA1\MJWPRO.130
                                                    15

                                        -----------------------------------

                                        STATEMENT OF ADDITIONAL INFORMATION
                                        -----------------------------------

                                                 GROWTH PORTFOLIO
                                                      of the
                                    TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                             November 1, 1996


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (the "Fund") and should, therefore, be read in conjunction with the Prospectus for the Fund. To obtain a copy of the Prospectus with the same date as this Statement of Additional Information write to the Fund at the Transamerica Annuity Service Center, 101 North Tryon Street, Suite 1720, Charlotte, North Carolina 28246, or by calling (800) 258-4260, ext. 5560.




H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        16

                                                 TABLE OF CONTENTS


Page

         INTRODUCTION.................................................
         ADDITIONAL INVESTMENT POLICY INFORMATION.....................
         SPECIAL INVESTMENT METHODS AND RISKS.........................
         Convertible Securities.......................................
         Restricted and Illiquid Securities
         Borrowing....................................................
         Other Investment Companies...................................
         Options on Securities and Securities Indices
         Warrants and Rights
         Repurchase Agreements........................................
         High-Yield ("Junk") Bond.....................................
         Foreign Securities...........................................
         INVESTMENT RESTRICTIONS......................................
         Fundamental Restrictions
         Non-Fundamental Restrictions
         Interpretive Rules
         INVESTMENT ADVISER...........................................
         Investment Advisory Agreement
         Investment Sub-Advisory Agreement............................
         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE.....
         DETERMINATION OF NET ASSET VALUE.............................
         PERFORMANCE INFORMATION......................................
FEDERAL TAX MATTERS...................................................
         SHARES OF STOCK..............................................
         CUSTODY OF ASSETS............................................
         DIRECTORS AND OFFICERS.......................................
         Compensation.................................................
LEGAL PROCEEDINGS.....................................................
         OTHER INFORMATION............................................
         Legal Counsel
         Other Information
         Independent Auditors...............................
         Financial Statements
         APPENDIX A...................................................


                                                     - ii -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                    ii

                                                   INTRODUCTION



         Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The reorganization of Separate Account Fund C from a management investment company into a unit investment trust, Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C , as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.


         The Fund  currently  consists of one investment  portfolio,  the Growth
Portfolio (the "Portfolio" or "Growth Portfolio"). By investing in the Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Portfolio. Likewise, an investor shares pro-rata in any losses of that Portfolio.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolio.


         The Fund currently offers shares of the Growth Portfolio to Separate Account C of Transamerica Occidental Life Insurance Company ("Separate Account C") as the underlying funding vehicle for the variable annuity contracts (the "Contracts") supported by Separate Account C. The Fund does not offer its stock directly to the general public. Separate Account C, like the Fund, is registered as an investment company with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies the prospectus for the Fund, describes that separate account and the Contracts it supports. The prospectus for Separate Account C and the Contracts also has a statement of additional information.



                                                     - 1 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         1

         The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans.

         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.


                                     ADDITIONAL INVESTMENT POLICY INFORMATION


         The Growth Portfolio seeks long-term capital growth. Common stock, listed and unlisted, is the basic form of investment. Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in: (i) debt securities and preferred stocks, having a call on common stocks by means of a conversion privilege or attached warrants; and (ii) warrants or other rights to purchase common stocks. Unless market conditions would indicate otherwise, the Growth Portfolio will be invested primarily in such equity-type securities. When in the judgment of Investment Services market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.


                                       SPECIAL INVESTMENT METHODS AND RISKS


Convertible Securities

         The Growth Portfolio may invest in convertible securities. The Portfolio currently does not intend to invest more than 5% of its net assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities have general characteristics similar to both fixed-income and equity securities. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, will react to variations in the general market for equity securities. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there is no assurance of current income as the issuer might default in its obligations. Convertible securities generally offer lower interest or dividend yields than

                                                     - 2 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         2
non-convertible securities of similar quality. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Restricted and Illiquid Securities

         The Growth Portfolio may invest no more than 10% of its net assets in restricted securities (securities that are not registered or are offered in an exempt non-public offering under the Securities Act of 1933 (the "1933 Act")). However, such restriction shall not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act.

         In addition, the Growth Portfolio will invest no more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, real estate, securities that are not readily marketable and restricted securities (unless Investment Services determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are eligible under Rule 144A and are liquid.)

         The Board of Directors of the Fund has adopted guidelines and delegated to Investment Services the daily function of determining and monitoring the liquidity of restricted securities. The board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the board will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in the Portfolio.

         The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

Borrowing

                                                     - 3 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         3

         The Portfolio may borrow money but only from banks and only for temporary or short-term purposes. Such borrowings will not exceed 5% of the value of the Portfolio's total assets. Temporary or short-term purposes may include: (i) short-term ( i.e., no longer than five business days) credits for clearance of portfolio transactions; (ii) borrowing in order to meet redemption requests or to finance settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) borrowing in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets in the near future. The Portfolio will not borrow for leveraging purposes. The Portfolio will maintain continuous asset coverage of at least 300% (as defined in the 1940 Act) with respect to all of its borrowings. Should the value of the Portfolio's assets decline to below 300% of borrowings, the Portfolio may be required to sell portfolio securities within three days to reduce the Portfolio's debt and restore 300% asset coverage.
Borrowing involves interest costs.

Other Investment Companies

         The Growth Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies and small business investment companies. The Growth Portfolio may not invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by the Portfolio. Together with other investment companies advised by Transamerica, the Portfolio will own no more than 10% of the outstanding voting stock of a closed-end investment company.

Options on Securities and Securities Indices

         The Growth Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Growth Portfolio currently does not intend to invest more than 5% of its net assets in options on securities and securities indices. The Growth Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Growth Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Portfolio, in turn for the premium paid, to purchase specified securities at a specified price during the option period. The Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Growth Portfolio would realize a loss on the purchase of the call option.


                                                     - 4 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         4

         The Growth Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio
("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Growth Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Growth Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Growth Portfolio may purchase both options that are traded on United States and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Growth Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement

                                                     - 5 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         5
requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

         Transactions by the Growth Portfolio in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Portfolio may purchase may be affected by options written or purchased by other investment advisory clients of Investment Services. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Investment Services's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Warrants and Rights

         The Growth Portfolio may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by Investment Services for investment by the Portfolio. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Repurchase Agreements

         Repurchase agreement have the characteristics of loans by the Portfolio and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Investment Services under procedures established by the Board of Directors and who have, therefore, been determined to present minimal credit risk.

         Securities   underlying   repurchase  agreements  will  be  limited  to
certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United

                                                     - 6 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         6

States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

         If the seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligations to the Portfolio. In such event, the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

High-Yield ("Junk") Bonds

         The total return and yield of lower quality, high yield bonds, commonly referred to as "junk bonds," can be expected to fluctuate more than the total return and yield of higher quality bonds but not as much as common stocks. Junk bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in low and lower-medium quality bonds involves greater investment risk and is highly dependent on Investment Services' credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices, because such events could lessen the ability of issuers to make principal and interest payments. These bonds are often thinly-traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgement may plan a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

         The Portfolio will not purchase a non-investment grade debt security (or "junk bond") if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities.

Foreign Securities

         The Growth Portfolio may invest in the securities of foreign issuers through the purchase of American Depository Receipts ("ADRs"). ADR's are dollar-denominated securities that are issued by domestic banks or securities firms and are traded on the U.S.
securities markets.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored

                                                     - 7 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         7
and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, the Portfolio will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


                                              INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolio. It is fundamental that the Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940. The investment objective of the Portfolio is also a fundamental policy. See "Investment Objective and Policies" in the Portfolio's Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of the Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of the Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or
(b) more than 50% of the votes attributable to shares of the Portfolio.

         The Portfolio's fundamental policies and restrictions are:

         1.5% Fund Rule With respect to 75% of total assets, the Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities").

         2.10% Issuer Rule With respect to 75% of total assets, the Portfolio may not purchase more than 10% of the voting securities of any one issuer.


                                                     - 8 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         8

         3.25% Industry Rule The Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry. This limitation does not apply to investments in Government Securities.

         4.Borrowing The Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         5.Lending The Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (The Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         6.Underwriting The Portfolio may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7.Real Estate The Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8.Commodities The Portfolio may not purchase or sell commodities or commodities contracts.

         9.Senior Securities  The Portfolio may not issue senior securities.

         All other investment policies and restrictions of the Portfolio are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions


                                                     - 9 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                         9

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

         The Portfolio's non-fundamental restrictions are:

         1.Restricted and Illiquid Securities Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Portfolio's total assets.

         2.Securities of Other Investment Companies The Growth Portfolio does not currently intend to make investments in the securities of other investment companies. The Growth Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or
(3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Growth Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         3.Short Sales The Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time.

         4.Margin Purchases The Portfolio may not purchase securities on margin, except that the Portfolio may obtain amy short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by the Portfolio.

         5.Invest for Control The Portfolio may not invest in companies for the purpose of exercising management or control in that company.

       6.Put and Call Options  The Portfolio may not write put and call options.


                                                     - 10 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        10

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio. In addition, with regard to exceptions recited in a restriction, the Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.


                                                INVESTMENT ADVISER

         Transamerica Occidental Life Insurance Company ("Transamerica") is the investment adviser of the Fund and its Portfolio. It will oversee the management of the assets of the Portfolio by Investment Services. In turn, Investment Services is responsible for the day-to-day management of Portfolio.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolio by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolio's investment objective(s), policies and restrictions, including oversight of Investment Services.


         For its services to the Fund, Transamerica receives an advisory fee of 0.75% of the average daily net assets of the Portfolio. The fee is deducted daily from the assets of each of the Portfolio and paid to Transamerica periodically. Transamerica pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940
Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.



                                                     - 11 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        11

         The Fund pays all of its expenses not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica.


         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of any Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for the Portfolio, exceed .10% of the Portfolio's estimated average daily net assets on an annualized basis.

         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.


         The Investment Advisory Agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.


Investment Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life

                                                     - 12 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        12

Companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a monthly fee at the annual rate of 0.30% of the first $50 million of the Portfolio's average daily net assets, 0.25% of the next $150 million, and 0.20% of assets in excess of $200 million. Investment Services will provide recommendations on the management of Fund assets, provide investment research reports and information, supervise and manage the investments of the Portfolio, and direct the purchase and sale of Portfolio investments. Investment decisions regarding the composition of the Portfolio and the nature and timing of changes in the Portfolio are subject to the control of the Board of Directors of the Fund.

         The investment sub-advisory agreement was approved for the Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), on July 24, 1996, and by the Contract Owners of Separate Account Fund C at a Contract Owners meeting held on October 30, 1996. The investment sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to the Portfolio at least annually by:
(a) the Board of Directors or the vote of a majority of the votes attributable to shares of the Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment sub-advisory agreement is also terminable at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the Portfolio (a) without penalty and (b) on 30 days' written notice to Investment Services.



            PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.

         In placing orders for portfolio securities of the Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment

                                                     - 13 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        13

Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for the Portfolio. In 1993, 1994, and 1995 respectively, the brokerage commissions paid by Investment Services as sub-adviser to Separate Account Fund C (the Fund's predecessor) were .07%, .02%, and .01% of the average assets, and the aggregate dollar amounts were $10,058, $3,500, and $1,960, respectively.

         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

         Changes will be made in the assets of the Portfolio if such changes are considered advisable to better achieve the Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Fund's predecessor) for 1994 and 1995 were 30.84% and 18.11%, respectively.


                                         DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Portfolio. In accordance with procedures adopted by

                                                     - 14 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        14
the Board of Directors, the net asset value per share is calculated by determining the net worth of the Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of the Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange. The Portfolio will compute its net asset value once daily at the close of such trading (normally 4:00 p.m. New York time), on each day (as described in the Prospectus) that the Fund is open for business.

         In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolio may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio assets of the Growth Portfolio are valued as follows:

         (a)  equity securities and other similar
              investments ("Equities") listed on
              any U.S. stock market or the
                       ============
              National Association of Securities
              Dealers Automated Quotation
              System ("NASDAQ") are valued at
              the last sale price on that exchange
              or NASDAQ on the valuation day;
              if no sale occurs, Equities traded
              on a U.S. exchange or NASDAQ
              are valued at the mean between the
              closing bid and closing asked
              prices;
         (b)  over-the-counter securities not
              quoted on NASDAQ are valued at
              the last sale price on the valuation
              day or, if no sale occurs, at the
              mean between the last bid and
              asked prices;
         (c)  debt securities with a remaining
              maturity of 61 days or more are
              valued on the basis of
              dealer-supplied quotations or by a
              pricing service selected by
              Investment Services and approved
              by the Board of Directors;
         (d)  options and futures contracts are
              valued at the last sale price on the

                                                     - 15 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        15
                          market where any such option
                        contracts is principally traded;
         (e)              over-the-counter options are valued
                          based upon prices provided by
                          market makers in such securities or
                          dealers in such currencies;
         (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by
                          Investment Services to be
                          representative of market values,
                          but excluding debt securities with
                          remaining maturities of 60 days or
                          less, are valued at fair value as
                          determined in good faith pursuant
                          to procedures established by the
                          Board of Directors; and
         (g)              debt
                          securities
                          with   a
                          remaining
                          maturity
                          of    60
                          days  or
                          less
                          will  be
                          valued
                          at their
                          amortized
                          cost
                          which
                          approximates
                          market
                          value.

         Equities traded on more than one U.S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Directors.


                                              PERFORMANCE INFORMATION

         The Fund may from time to time quote or otherwise use average annual total return information for the Portfolio in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return


                                                     - 16 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        16
         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      Any performance data quoted for the Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


      The Fund is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). Separate Account Fund C has been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. As the successor to Separate Account Fund C, the Growth Portfolio treats the historical performance data of Separate Account Fund C as its own for periods prior to the reorganization.

      In computing its standardized total returns for periods prior to the reorganization, the Fund assumes that the charges currently imposed by the Fund were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges that were imposed under the annuity contracts issued through Separate Account Fund C.

      Any performance data quoted for the Portfolio represents historical performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolio does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns. Accordingly, any advertisement that includes performance data for the Portfolio also includes performance data for the variable annuity contracts.


      From time to time the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR                           =   (ERV/P) - 1

      Where:

                                                     - 17 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        17

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV   =                            The ending redeemable value of the
                                        hypothetical investment at the
                                         end of the period.

      P                             =  A hypothetical single payment of $1,000.

      From time to time the Fund may publish an indication of the Portfolio' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Fund may from time to time advertise its performance relative to certain indices and benchmark investments, including (but not limited to): (a) the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index - Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4500 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (l) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; (t) S&P 500 Index; and (u) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics

                                                     - 18 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        18
of such benchmark investments are not identical to, and in some cases are very different from, those of the Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolio's performance figures.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolio's investments and discussions of the Portfolio's current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.


      Such performance data is based on historical results and is not intended to indicate future performance. The total return of the Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of the Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolio's holdings available to investors upon request.



                                                FEDERAL TAX MATTERS

      The Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, the Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, the Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. The Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on

                                                     - 19 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        19
foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, the Portfolio must also satisfy certain requirements with respect to the diversification of its assets. The Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of the Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of the Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where the Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U.S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of the Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolio will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because the Portfolio intends to make sufficient distributions to avoid such excise tax. If the Portfolio failed to qualify as a regulated investment company, owners of Contracts based on the Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if the Portfolio failed to qualify as a regulated investment company, or if the Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code,

                                                     - 20 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        20
owners of Contracts based on the Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that the Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.


                                                  SHARES OF STOCK


      Each issued and outstanding share of the Portfolio is entitled to participate equally in dividends and distributions declared for the Portfolio's stock and, upon liquidation or dissolution, in the Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of the Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.


      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of the Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.


                                                     - 21 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        21

                                                 CUSTODY OF ASSETS


      Pursuant to a custody contract with the Fund, State Street Bank and Trust Company ("State Street") holds the cash and portfolio securities of the Fund as custodian.

      State Street is responsible for holding all securities and cash of the Portfolio, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolio or the Fund. Portfolio securities of the Portfolio purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.




                                                     - 22 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        22



                                              DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices
Name, Age and Address**            with the Fund                 Principal Occupation During
the Past Five Years
------------------------------------------------
-----------------------------------------------
Donald E. Cantlay (74)             Board of Directors                 Director, Managing General
Partner of Cee 'n' Tee
                                                                      Company; Director of California
Trucking Association
                                                                      and Western Highway Institute;
Director of FPA
                                                                      Capital Fund and FPA New Income
Fund.


Richard N. Latzer (59)*            Board of Directors                 President, Chief Executive
Officer and Director of
                                                                      Transamerica Investment Services,
Inc.;
                                                                      Senior Vice President and Chief
Investment Officer of
                                                                      Transamerica Corporation.


DeWayne W. Moore (82)              Board of Directors                 Retired Senior Vice
President, Chief Financial Officer
                                                                      and Director of Guy F. Atkinson
Company of
                                                                      California; Director of FPA Capital
Fund and FPA
                                                                      New Income Fund.


Gary U. Rolle (55)*            Chairman, Board of                 Director, Transamerica
Investors, Inc.; Director,
Directors                      Executive Vice President and Chief Investment Officer of
Transamerica Investment

                               Services, Inc.; Director and Chief Investment Officer of
Transamerica Occidental Life
                               Insurance Company.

Peter J. Sodini (55)           Board of Directors             Associate, Freeman Spogli & Co. (a
private Investor);
                                                              President and Chief Executive Officer,
Purity
                                                              Supreme, Inc. (a supermarket). President
and Chief
                                                              Executive Officer, Quality Foods
International
                                                              (supermarkets); Director Pamida Holdings
Corp. (a
                                                              retail merchandiser) and Buttrey Food and
Drug Co.
                                                              (a supermarket).


Barbara A. Kelley     (43)                                    President         President, Chief
Operating Officer and Director of
                      ====
                                                                                Transamerica Financial
Resources, Inc. and President
                                                                                and Director of Transamerica
Securities Sales
                                                                                Corporation, Transamerica
Advisors, Inc.,
                                                                                Transamerica Product, Inc.,
Transamerica Product,
                                                                                Inc. I, Transamerica Product,
Inc. II, Transamerica
                                                                                Product, Inc. IV, and
Transamerica Leasing Ventures,

                                      Inc.


                                                     - 23 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        23






                 Matt Coben (35)***                           Vice President            Vice
President             ,
                 ==================

         =
                                                                                        Broker/Dealer Channel
of the

============================
                                                                                        Institutional Marketing
Services

================================
                                                                                        Division of
Transamerica Life
                                                                                        ========
                                                                                        Insurance and Annuity
Company
                                                                                        and


                                                                                                           prior
to
1994,

===============
                                                                                        Vice President and
National Sales

=================================
                                                                                        Manager of the
Dreyfus Service

==============================
                                                                                        Organization .
                                                                                        ============


Sally S. Yamada (45)           Treasurer and                  Vice President and Treasurer of
Transamerica
                               Assistant Secretary            Occidental Life Insurance Company and
Treasurer of
                Transamerica Life Insurance and Annuity Company.


Thomas M. Adams     (61)                                      Secretary         Partner in the law
firm of Lanning  , Adams &
                    ====

 =       =

                                    Peterson.

Regina M. Fink (40)            Assistant Secretary            Counsel for Transamerica
Occidental Life Insurance
==============================================================
=======
===========================================
                                                              Company  and prior
                                                              to  1994   Counsel
                                                              and Vice President
                                                              for       Colonial
                                                              Management
                                                              Associates, Inc.


* These members of the Board are interested persons as defined by Section
         2(a)(19) of the 1940 Act.

** Except as otherwise noted, the mailing address of each Board member and officer is 1150 South Olive, Los Angeles, California 90015.


***      The mailing address of this officer is 101 North Tryon Street, Suite
 1070, Charlotte,      North Carolina 28236.


     The principal occupations listed above apply for the last five years. In some instances, occupation listed above is the current position. Prior positions with the same company or affiliate are not indicated.

         Each of the officers and members of the Board of the Fund holds the same position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc.
Mr. Rolle is a director of Transamerica Investors, Inc.




                                                     - 24 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        24

Compensation


         The following table shows the compensation expected to be paid by the Fund and the Fund Complex during the current fiscal year ending December 31, 1996, to all Directors of the Fund.



                                                               Total Pension or             Compensation
                                      Aggregate              Retirement Benefits                From
                                    Compensation              Accrued As Part of             Registrant

          Name of                  From                     Fund                     and Fund
                        Fund1/                              Complex Paid
           Person                                               Expenses2/                  to


                                                                                             Directors3/

     Donald E. Cantlay                  $-0-                         -0-                       $6,000

     Richard N. Latzer                   -0-                         -0-                         -0-

         DeWayne W.                      -0-                         -0-                       $6,250

      Moore


       Gary U. Rolle                     -0-                         -0-                         -0-


          Peter J.                       -0-                         -0-                       $4,750




          Sodini


---------------------


1/ Beginning January 1, 1997, each director of the Fund will be compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.


2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.


3/ During fiscal year 1996, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares,

                                                     - 25 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        25

Inc., a closed-end management company advised by Transamerica Investment services, Inc.
Mr. Rolle' is a director of transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                                                     - 26 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        26

                                                 LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.


                                                 OTHER INFORMATION

Legal Counsel

         Sutherland,   Asbill  &  Brennan,   1275  Pennsylvania   Avenue,  N.W.,
Washington, D.C. 20004-2404, has provided advice to the Fund with respect to certain matters relating to federal securities laws.


Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Auditors

         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, will act as the Portfolio's independent auditors.

Financial Statements



         Audited financial statements for


                                                     - 27 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        27

Transamerica Occidental's Separate Account Fund C dated December 31, 1995 are incorporated herein by reference to the financial statements included in the Annual Report of Transamerica Occidental's Separate Account Fund C dated December 31, 1995, File

No. 811-02025 (February 29, 1996).

         Unaudited financial statements for Transamerica Occidental's Separate Account Fund C dated June 30, 1996 are incorporated herein by reference to the financial statements included in the Semi-Annual Report of Transamerica Occidental's Separate Account Fund C dated June 30, 1996, File No. 811-02025
 (August 29, 1996).


                                                     - 28 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        28

                                                    APPENDIX A

                                      DESCRIPTION OF CORPORATE BOND RATINGS1

A.  Moody's Investors Service, Inc.

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered a medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or maybe characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of a desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
--------
1The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") at the date of this Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligations to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                                     - 29 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        29

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest principal or
interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.
         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed, in which case the rating is not published in
                  Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A and Baa groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.


B.       Standard & Poor's Corporation's

         AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened

                                                     - 30 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        30
capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB--B--CCC--CC--C: Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on Investment Services' judgment, analysis and experience in the evaluation of such bonds.

                                                     - 31 -
H:\CS\CL82375\M022\TVIFPEA1\SAIN1A.130
                                                        31

PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a)               Financial Statements

                           All required financial statements are included in Parts A or B of this Registration Statement.

         (b)               Exhibits

                  (1) Articles of Incorporation of Transamerica Variable Insurance Fund, Inc. 1/

                  (2)    Bylaws of Transamerica Variable Insurance Fund, Inc. 1/
                                                                              -

                  (3)    Not Applicable.

                  (4)    Not Applicable.

                  (5)      (a)      Form of Investment Advisory Agreement
between Transamerica Variable
                                    Insurance Fund, Inc. and Transamerica
Occidental Life Insurance Company. 2/

                           (b)      Form of Investment Sub-Advisory Agreement
between Transamerica
                                    Occidental Life Insurance Company and
Transamerica Investment Services,
                                    Inc. 3/

                  (6) Form of Participation Agreement between Transamerica Variable Insurance
                                    Fund, Inc. and Transamerica Occidental Life
 Insurance Company. 5/

                  (7)               Not Applicable.

                  (8) Form of Custodial Contract between Transamerica Variable Insurance Fund,
                                    Inc. and State Street Bank and Trust
Company. 5/

                  (9)               Not Applicable.

                  (10)              Opinion and Consent of Counsel. 4/
                                                                    -

 (11)              (a)     Consent of Sutherland, Asbill & Brennan, L.L.P.  5/
                                                                            -

                                    (b)     Consent of Ernst & Young LLP.  5/

           (12)              No financial statements are omitted from Item 23.

             (13)              Form of Agreement and Plan of Reorganization. 1/
                                                                             -

                  (14)              Not Applicable.

                                                     - 1 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         1

                  (15)              Not Applicable.

                  (16)              Performance Data Calculations. 6/

                  (17)              Not Applicable.

                  (18)              Not Applicable.

                  (19)              Powers of Attorney.

                                    Barbara A. Kelley 1/
                                    Sally Yamada 1/
                                    Donald E. Cantlay 1/
                                    Richard N. Latzer 1/
                                    DeWayne W. Moore 1/
                                    Gary U. Rolle' 1/
                                    Peter J. Sodini 1/

1/       Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration Statement
         on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/       Incorporated by reference to Exhibit D to Part A of the Registration
Statement on Form N-14 of
         Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/       Incorporated by reference to Exhibit E to Part A of the Registration
Statement on Form N-14 of
         Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/      Incorporated by reference to the like-numbered exhibit to Pre-Effective
 Amendment No. 1 to this
        Registration Statement on Form N-1A, File No. 33-99016 (Sept. 12, 1996).
5/       Filed herewith.
6/       To be filed by subsequent amendment.


Item 25. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, Transamerica Variable Insurance Fund, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                  TRANSAMERICA CORPORATION AND SUBSIDIARIES
                  WITH STATE OR COUNTRY OF INCORPORATION

Transamerica Corporation

ARC Reinsurance Corporation - Hawaii

*Coast Service Company - California

*Inter-America Corporation - California


                                                     - 2 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         2

*LMS Co. - California

*Mortgage Corporation of America - California

Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
                  TC Cable, Inc. (25% ownership) - Delaware

River Thames Insurance Company Ltd. (51% ownership) - United Kingdom

*RTI Holdings, Inc. - Delaware

*TCS Inc. - Delaware

*Trans International Entities Inc. - Delaware

Transamerica Airlines, Inc. - Delaware

Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas

*Transamerica Corporation (Oregon) - Oregon

ss.Transamerica Delaware, L.P. - Delaware

Transamerica Finance Group, Inc. - Delaware
         Transamerica Financial  Services  Finance  Company - Delaware (TFG owns
                  100% of common stock; TFC owns 100% of preferred stock) Transamerica HomeFirst, Inc. - California
         Transamerica Finance Corporation - Delaware
         BWAC Twelve, Inc. - Delaware
                  Transamerica Insurance Finance Corporation - Maryland
                       Transamerica Insurance Finance Corporation, California -
                             California
                           Transamerica Insurance Finance Corporation, Canada -
                             Canada
                      Transamerica Insurance Finance Company (U.K.) - Maryland
                  Arcadia General Insurance Company - Arizona
                  Arcadia National Life Insurance Company - Arizona
                  First Credit Corporation - Delaware
                  *Pacific Agency, Inc. - Indiana
                  Pacific Finance Loans - California
                  Pacific Service Escrow Inc. - Delaware
                  Transamerica Acceptance Corporation - Delaware
                  Transamerica Credit Corporation - Nevada
                  Transamerica Credit Corporation - Washington
               Transamerica Financial Consumer Discount Company - Pennsylvania
                Transamerica Financial Corporation - Nevada
               Transamerica Financial Professional Services, Inc. - California
                  Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services - California

                                                     - 3 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         3

                           NAB Services, Inc. - California
                  Transamerica Financial Services - Wyoming
                  Transamerica Financial Services Company - Ohio
                  Transamerica Financial Services, Inc. - Alabama
                  Transamerica Financial Services, Inc. - Arizona
                  Transamerica Financial Services, Inc. - Hawaii
                  Transamerica Financial Services, Inc. - Kansas
                  Transamerica Financial Services Inc. - Minnesota Transamerica Financial Services, Inc. - New Jersey Transamerica Financial Services, Inc. - Texas
                  Transamerica Financial Services (Inc.) - Oklahoma Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Insurance Administrators, Inc. - Delaware TELCO Holding Co., Inc. - Delaware
         Transamerica Commercial Finance Corporation, I - Delaware
                           BWAC Credit Corporation - Delaware
                           BWAC International Corporation - Delaware

                           Transamerica Business Credit Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
          Transamerica Commercial Finance Corporation - Delaware
                  TCF Asset Management Corporation - Colorado
                  Transamerica Joint Ventures, Inc. - Delaware
 BWAC Seventeen, Inc. - Delaware
          *Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
            Canada
                  *TCF Commercial Leasing Corporation, Canada - Ontario Transamerica Commercial Finance France S.A. - France
 BWAC Twenty-One, Inc. - Delaware
          Transamerica Commercial Holdings Limited - United Kingdom
          Transamerica Commercial Finance Limited - United Kingdom
                  Transamerica Trailer Leasing Limited -
                     United Kingdom (51%)
 Transamerica GmbH Inc. - Delaware
          Transamerica Financieringsmattschappij B.V. - Netherlands *Transamerica Finanzierungs GmbH - Germany
 (BWAC Twenty-One, Inc./Transamerica GmbH Inc.)
          Transamerica Finanzierungs GmbH - Germany

                  TA Leasing Holding Co., Inc. - Delaware
Transamerica Leasing Inc. - Delaware
         Transamerica Leasing Holdings, Inc. - Delaware
                 Greybox Services Ltd. - United Kingdom
                 Greybox L.L.C. - Delaware
                 Intermodal Equipment, Inc. - Delaware
                          Transamerica Leasing N.V. - Belgium
                          Transamerica Leasing Srl. - Italy
                 Transamerica Container Acquisition Corporation - Delaware Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium

                          - 4 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         4

  Transamerica Leasing do Brasil S/C Ltda. - Brazil
  Transamerica Leasing GmbH - Germany
  Transamerica Leasing (HK) Ltd. - Hong Kong
  Transamerica Leasing Limited - United Kingdom
           ICS Terminals (U.K.) Limited - United Kingdom
  Transamerica Leasing Proprietary Limited - South Africa
  Transamerica Leasing Pty. Ltd. - Australia
  Transamerica Leasing (Canada) Inc. - Canada
  Transamerica Tank Container Leasing Pty. Limited - Australia
  Transamerica Trailer Holdings I Inc. - Delaware
  Transamerica Trailer Holdings II Inc. - Delaware
  Transamerica Trailer Holdings III - Delaware
  Transamerica Trailer Leasing AB - Sweden
  Transamerica Trailer Leasing (Belgium) N.V. -
    Belgium
  Transamerica Trailer Leasing (Netherlands) B.V. -                Netherlands
  Transamerica Trailer Leasing A/S - Denmark
  Transamerica Trailer Leasing GmbH - Germany
  Transamerica Trailer Leasing S.A. - France
  Transamerica Trailer Leasing S.p.A. - Italy
  Transamerica Trailer Spain, S.A. - Spain
  Transamerica Transport Inc. - New Jersey

*Transamerica Homes, Inc. - Delaware

Transamerica Information Management Services, Inc. - Delaware

Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         *Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
                  Financial Resources Insurance Agency of Texas, Inc. - Texas TBK Insurance Agency of Ohio - Ohio
           Transamerica Financial Resources Insurance Agency of Alabama, Inc. -
                    Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts,
                    Inc. - Massachusetts
         Transamerica Securities Sales Corporation - Maryland
         Transamerica International Insurance Services, Inc. - Delaware
                  Bulkrich Trading Limited (50%) - Hong Kong
                  Home Loans & Finance Limited - United Kingdom
         Transamerica Occidental Life Insurance Company - California
                  Bulkrich Trading Limited (50%) - Hong Kong
                  First Transamerica Life Insurance Company - New York
                  *NEF Investment Company - Delaware
               Transamerica Life Insurance and Annuity Company - North Carolina
                           Transamerica Assurance Company - Missouri
                  Transamerica Life Insurance Company of Canada - Canada Transamerica Variable Insurance Fund, Inc. - Maryland

                                                     - 5 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         5

                  USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
                  Transamerica Leasing Ventures, Inc. - California Transamerica Products I, Inc. - California Transamerica Products II, Inc. - California Transamerica Products IV, Inc. - California
         Transamerica Service Company - Delaware

Transamerica International Holdings, Inc. - Delaware
         TC Cable, Inc. (75% ownership)

*Transamerica International Limited - Canada

Transamerica Investment Services, Inc. - Delaware

*Transamerica Land Capital, Inc. - California
         *Bankers Mortgage Company of California - California

ss.Transamerica LP Holdings Corp. - Delaware


oTransamerica Real Estate Tax Service
         oTransamerica Flood Hazard Certification - New Jersey

Transamerica Realty Services, Inc. - Delaware
         *The Gilwell Company - California
         Pyramid Investment Corporation - Delaware
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Transamerica Properties, Inc. - Delaware
         Transamerica Real Estate Management Co. - California
         Transamerica Retirement Management Corporation - Delaware Ventana Inn, Inc. - California

*Transamerica Systems Corporation - Delaware

Transamerica Telecommunications Corporation - Delaware

                         *Designates INACTIVE COMPANIES
                     oA Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner



Item 26. Numbers of Holders of Securities (as of October 30, 1996):

         Title of Class             Number of Record Holders

         Growth                     None



                                                     - 6 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         6

Item 27.  Indemnification

         The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in
Article VIII as follows:

                                                   ARTICLE VIII
                                                  Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article

                                                     - 7 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                    7

         VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A  determination  pursuant  to  subparagraph  (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

                  Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                              *          *          *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Fund for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period __

                                                     - 8 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         8
from the effectiveness of this registration statement to 2/1/97. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:


Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Investment Services, Inc. (the "Sub-Adviser") are registered investment advisers. Transamerica is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation. The Sub-Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information as to the officers and directors of the Sub-Adviser is included in its Form ADV filed in 1996 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.

The names of the Directors and Executive Officers of Transamerica, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                    Other business and
business
                                                                                 address, profession,
vocation
or
                                                                                employment of a substantial
nature
                                                                                          engaged in for
                                                        Position and              his own account during
last two
Name and Principal            Position and Offices      Offices with           fiscal years or as
director, officer,
 Business Address               with Transamerica       Old Account C              employee,
partner or trustee
Robert Abeles                  Director, Executive Vice                               None
None
                               President & Chief
                               Financial Officer

Thomas J. Cusack               Director, President &                                  None
Senior Vice President of
                               Chief Executive Officer                                Transamerica
Corporation

James W. Dederer               Director, Executive        None                        None
                               Vice President, General
                               Counsel and Corporate
                               Secretary

John A. Fibiger                Director, Chairman         None                        None

Richard H. Finn*                                          Director                    None
Executive Vice President of
                                                                                                 Transamerica
Corporation;
                                                                                                 Director,
President and
                                                                                                 Chief
Executive Officer of
                                                                                                 Transamerica
Finance
                                                                                                 Group, Inc.

David E. Gooding               Director, Executive        None                        None
                               Vice President and
                               Chief Information Officer

                                                     - 9 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                         9





Edgar H. Grubb*                Director                   None                        Executive Vice
President,
                                                                                      and Chief Financial
Officer
                                                                                      and Secretary of
                                                                                      Transamerica
Corporation

Frank C. Herringer*            Director                   None                        Director,
Chairman and
                                                                                      Chief Executive Officer
of
                                                                                      Transamerica
Corporation

Daniel E. Jund                 Director                   None                        President and
Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Assurance
                                                                                      Company

Richard N. Latzer*                                        Director and Chief          Director
Director, Senior Vice
President                      Investment Officer                                     Officer of
Transamerica
                                                                                      Corporation; Director,
                                                                                      President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica
Investment
                                                                                      Services, Inc.

Charles E. LeDoyen**                                      Director and President
None     None
                               Structured Settlements
                               Division

Karen O. MacDonald             Director, Senior Vice                                  None
None
                               President & Corporate
                               Actuary

Gary U. Rolle                  Director and Chief                                     Chairman,
 Executive Vice President
                               Investment Officer         Board of                    and Chief
Investment
                                                          Managers                    Officer of
Transamerica
                                                                                      Investment Services,
Inc.

James B. Roszak                Director, President                                    None       None
                               Life Insurance Division
                               and Chief Marketing Officer

William E. Simms**             Director and President,                                None
None
                               Reinsurance Division

Nooruddin S. Veerjee           Director and President,                                None
Director, President of
                               Group Pension Division                                   Transamerica
Life Insurance
                                                                                        and              Annuity
Company

Robert A. Watson               Director                   None                        Executive Vice
President,
                                                                                      Transamerica
Corporation
--------------------

 *        600 Montgomery Street, San Francisco, California 94111

                                                     - 10 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        10

**        100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004





          List of Officers for Transamerica Occidental Life Insurance Company

         Thomas J. Cusack                          President and Chief Executive Officer
         John A. Fibiger, FSA                      Chairman
         James B. Roszak                           President, Life Insurance Division and Chief
                                                 Marketing Officer
         William E. Simms                          President - Reinsurance Division
         James W. Dederer, CLU                     Executive Vice President, General
                       Counsel and
                                                   Corporate Secretary
         David E. Gooding                          Executive Vice President and Chief Information
Officer
         Charles E. LeDoyen                        President-Structured Settlements Division
         Bruce Clark                                 Senior Vice President and Chief Actuary
         Daniel E. Jund, FLMI                      Senior Vice President
         Karen MacDonald                           Senior Vice President and Corporate Actuary
         Louise K. Neal                              Senior Vice President
         William N. Scott, CLU, FLMI               Senior Vice President
         T. Desmond Sugrue                         Senior Vice President
         Ron F. Wagley                             Senior Vice President and Chief Agency Officer
         Nooruddin S. Veerjee, FSA                 President - Group Pension Division
         Darrel K.S. Yuen                          President-Asian Operations
         Richard N. Latzer                         Chief Investment Officer
         Gary U. Rolle', CFA                       Chief Investment Officer
         Glen E. Bickerstaff                       Investment Officer
         John M. Casparian                         Investment Officer
         Kent L. Colwell                             Investment Officer
         Heather E. Creeden                        Investment Officer
         Colin Funai                                 Investment Officer
         Sharon K. Kilmer                          Investment Officer
         Lyman Lokken                                Investment Officer
         Michael F. Luongo                         Investment Officer
         Matthew Palmer                            Investment Officer
         Thomas C. Pokorski                        Investment Officer
         Susan A. Silbert                          Investment Officer
         John J. Strain                              Investment Officer
         Jeffrey S. Van Harte                      Investment Officer
         Lennart H. Walin                          Investment Officer
         Paul Wintermute                           Investment Officer
         William D. Adams                          Vice President
         Sandra Bailey-Whichard                    Vice President
         Nicki Bair                                  Senior Vice President
         Dennis Barry                                Vice President
         Laurie Bayless                              Vice President
         Marsha Blackman                           Vice President
         Thomas Briggle                              Vice President
         Thomas Brimacombe                         Vice President

                                                     - 11 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        11




         Roy Chong-Kit                               Vice President and Chief Actuary
         Alan T. Cunningham                        Vice President and Deputy General Counsel
         Aldo Davanzo                                Vice President and Assistant Secretary
         Daniel Demattos                           Vice President
         Peter DeWolf                                Vice President
         Mary J. Dinkel, CLU                       Vice President
         Randy Dobo                                  Vice President and Actuary
         Thomas P. Dolan, FLMI                     Vice President
         John V. Dohmen                            Vice President
         Gail DuBois                                 Vice President and Associate Actuary
         Ken Ellis                                   Vice President
         George Garcia                               Vice President and Chief Medicare Officer
         David M. Goldstein                        Vice President and Associate General Counsel
         John D. Haack                               Vice President
         Paul Hankwitz, MD                         Vice President and Chief Medical Director
         Randall C. Hoiby                          Vice President and Associate General Counsel
         John W. Holowasko                         Vice President
         William M. Hurst                          Vice President and Associate General Counsel
         James M. Jackson                          Vice President and Deputy General Counsel
         Allan H. Johnson, FSA                     Vice President and Actuary
         James D. Lamb, FSA                        Vice President and Chief Actuary
         Ronald G. Larson, FLMI                    Regional Vice President
         Frank J. LaRusso                          Vice President and Chief Underwriting Officer
         Richard K. M. Lau, ASA                    Vice President
         Thomas Liu                                  Vice President
         Katherine Lomeli                          Vice President and Assistant Secretary
         Philip E. McHale, FLMI                    Vice President
         Vic Modugno                                 Vice President and Associate Actuary
         Mischelle Mullin                          Vice President
         Wayne Nakano, CPA                         Vice President and Controller
         Paul Norris                                 Vice President and Actuary
         John W. Paige, FSA                        Vice President and Associate Actuary
         Stephen W. Pinkham                        Vice President
         Bruce Powell                                Vice President
         Larry H. Roy                                Vice President
         Joel D. Seigle                              Vice President
         Sandra Smith                                Vice President
         James O. Strand                           Vice President
         Deborah Tatro                               Vice President
         Lawrence Taylor                           Vice President
         Claude W. Thau, FSA                       Senior Vice President
         Kim A. Tursky                               Vice President and Assistant Secretary
         William R. Wellnitz, FSA                  Senior Vice President and Actuary
         Anthony Wilkey                            Vice President
         Thomas Winters                            Vice President
         Ronald R. Wolfe                           Regional Vice President
         Sally Yamada                                Vice President and Treasurer
         Flora Bahaudin                              Second Vice President
         David Barcellos                             Vice President
         Michael C. Barnhart                       Second Vice President
         Dan Bass, ASA                               Second Vice President

                                                     - 12 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        12




         Frank Beardsley                             Vice President
         Esther Blount                               Second Vice President
         Benjamin Bock                               Vice President
         Art Bueno                                   Second Vice President
         Barry Buner                                 Second Vice President
         Beverly Cherry                              Second Vice President
         Wonjoon Cho                                 Second Vice President
         Art Cohen                                   Second Vice President
         Gloria Durosko                              Second Vice President
         Reid A. Evers                               Vice President and Associate General Counsel
         David Fairhall                              Second Vice President and Associate Actuary
         Selma Fox                                   Second Vice President
         Jerry Gable, FSA                          Second Vice President
         Roger Hagopian                              Second Vice President
         Sharon Haley                                Second Vice President
         Zahid Hussain                               Second Vice President and Associate Actuary
         Ahmad Kamil, FIA, MAAA                    Vice President and Associate Actuary
         Ronald G. Keller                          Second Vice President
         Ken Kiefer                                  Second Vice President
         Dean LeCesne                                Second Vice President
         Marilyn McCullough                        Vice President
         Carl Marcero                                Second Vice President
         Lisa Moriyama                               Second Vice President
         Joseph K. Nelson                          Second Vice President
         John Oliver                                 Second Vice President
         Daragh O'Sullivan                         Second Vice President
         Stephanie Quincey                         Second Vice President
         James R. Robinson                         Second Vice President
         John J. Romer                               Vice President
         Thomas M. Ronce                           Second Vice President and Assistant General
Counsel
         Hugh Shellenberger                        Second Vice President
         Mary Spence                                 Second Vice President
         Jean Stefaniak                              Second Vice President
         Michael S. Stein                          Second Vice President
         Christina Stiver                            Second Vice President
         David Stone                                 Second Vice President
         John Tillotson                              Second Vice President
         Janet Unruh                               Second Vice President and Assistant General
Counsel
         Colleen Vandermark                        Vice President
         Susan Viator                                Second Vice President
         Richard T. Wang                           Second Vice President
         James B. Watson                           Second Vice President and Assistant General
Counsel
         Joanne E. Whitaker                        Second Vice President
         Sheila Wickens, MD                        Second Vice President and Medical Director
         William Wojciechowski                     Second Vice President
         Michael B. Wolfe                          Vice President
         Wilbur L. Fulmer                          Tax Officer
         James Wolfenden                           Statement Officer


Item 29.  Principal Underwriter


                                                     - 13 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        13

         (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds. TSSC also serves as principal underwriter for Transamerica Investors, Inc. and Transamerica
Occidental Separate Account C.

         (b) TSSC is the principal underwriter for the Registrant. Set forth below is a list of the directors and officers of TSSC and their positions with the Registrant.

                                                     - 14 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        14



NAME AND PRINCIPAL                        POSITIONS AND OFFICE
POSITIONS WITH
BUSINESS ADDRESS*                                                             WITH TSSC
REGISTRANT

Barbara A. Kelley                         President and Director                        President
Regina M. Fink                                                                Secretary and Director
                None
Benjamin Tang                             Treasurer                                     None
Nooruddin Veerjee                         Director                                      None
James B. Roszak                           Director                                      None
Dan S. Trivers                                                                Senior Vice President
               None
Nicki Bair                                Vice President                                None
Christopher W. Shaw                       Second Vice President                         None


*The principal business address for each officer and director is 1150 South Olive Street, Los Angeles, California 90015.


Item 30. Location and Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

         Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 31. Management Services

         All management contracts are discussed in Parts A or B.


Items 32. Undertakings

  (a)    Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the shareholders of at least 10% of the Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).



                                                     - 15 -
H:\CS\CL82375\M022\TVIFPEA1\N1APARTC.130
                                                        15

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 1st day of November, 1996.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                         By: __________________________*
                                Barbara A. Kelley
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                                  Titles            Date


______________________*  President                            November 1, 1996
Barbara A. Kelley

______________________*  Treasurer                              November 1, 1996
Sally S. Yamada

______________________*  Director                             November 1, 1996
Donald E. Cantlay

______________________*  Director                             November 1, 1996
Richard N. Latzer

______________________*  Director                             November 1, 1996
DeWayne W. Moore

______________________*  Director                             November 1, 1996
Gary U. Rolle'

______________________*  Director                             November 1, 1996
Peter J. Sodini

                  On November 1, 1996 as Attorney-in-Fact pursuant to powers of
*By:  Regina M. Fink    attorney filed with the initial registration statement.

                                                   EXHIBIT INDEX

         Exhibit                    Description
            No.                      of Exhibit


         (6) Form of Participation Agreement between Transamerica Variable Insurance Fund, Inc.
                           and Transamerica Occidental Life Insurance Company.

         (8) Form of Custodial Contract between Transamerica Variable Insurance Fund, Inc. and
                           State Street Bank and Trust Company.

     (11)(a)                    Consent of Sutherland, Asbill & Brennan, L.L.P.

         (11)(b)                    Consent of Ernst & Young LLP.

                                                     Exhibit 6

Form of Participation Agreement between Transamerica Variable
Insurance Fund, Inc.
                                       and
                 Transamerica Occidental Life Insurance Company.

                                              PARTICIPATION AGREEMENT

                                                      Between

                                    TRANSAMERICA VARIABLE INSURANCE FUND, INC.

                                                        and

                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE
COMPANY


         THIS AGREEMENT, made and entered into as of this ____ day of _________, 1996 by and between TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
(hereinafter
"Transamerica"), a California life insurance company, on its own behalf and on behalf of its SEPARATE ACCOUNT C (the "Account") and TRANSAMERICA
VARIABLE
INSURANCE FUND, INC., a corporation organized under the laws of Maryland (hereinafter the "Fund").
         WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements similar to this Agreement (hereinafter "Participating Insurance Companies"), as well as qualified pension and retirement plans; and
         WHEREAS, the beneficial interests in the Fund may be divided into several series of shares, each designated a "Portfolio" and representing interests in a particular managed portfolio of securities and other assets; and
         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and shares of a Portfolio are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and
         WHEREAS, Transamerica has registered certain variable annuity contracts supported by the Account (the "Contracts") under the 1933 Act and said Contracts are referred to as Individual Equity Investment Fund contracts; and
         WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of Transamerica to set aside and invest assets attributable to the Contracts; and
         WHEREAS, Transamerica has registered the Account as a unit investment trust under the 1940 Act; and WHEREAS, to the extent permitted by applicable insurance laws and regulations, Transamerica intends to purchase shares in the Growth Portfolio of the Fund (the "Designated Portfolio"), on behalf of the Account to fund the aforesaid Contracts;
         NOW, THEREFORE, in consideration of their mutual promises, Transamerica and the Fund agree as follows:


ARTICLE I.        Sale of Fund Shares
         1.1. The Fund agrees to sell to Transamerica those shares of the Designated Portfolio which Transamerica orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolio. For purposes of this
Section 1.1, Transamerica shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by ____ a.m. _________ time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value.

H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        19

         1.2.  The  Fund  agrees  to make  shares  of the  Designated  Portfolio available  for  purchase  at  the  applicable  net  asset  value  per  share  by
Transamerica on those days on which the Fund calculates its net asset values, and the Fund shall calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Directors of the Fund (hereinafter the "Board") may refuse to sell shares of the Portfolio to any person, or suspend or terminate the offering of shares of the Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of the Portfolio.
         1.3 The Fund agrees that shares of the Designated Portfolio will be sold only to Participating Insurance Companies and their separate accounts and qualified pension and retirement plans. No shares of the Designated Portfolio will be sold to the general public.
         1.4. The Fund will not sell shares of the Designated Portfolio to any other insurance company, separate account or qualified pension and retirement plan unless an agreement containing provisions substantially the same as Sections 2.1, 3.6, 3.7, and 3.8 of this Agreement is in effect to govern such sales.
         1.5. The Fund agrees to redeem for cash, on Transamerica's request, any full or fractional shares of the Fund held by Transamerica, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption, except that the Fund reserves the right to suspend the right of redemption or postpone the date of payment or satisfaction upon redemption consistent with Section 22(e) of the 1940 Act. For purposes of this Section 1.5, Transamerica shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption by _________ a.m. ___________ time on the next following Business Day.
         1.6. The Parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other insurance companies and qualified pension and retirement plans (subject to
Section 1.4 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.
         1.7.   Transamerica   shall  pay  for  Fund  shares  by  _______   a.m.
______________ time on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase. Upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of Transamerica and shall become the responsibility of the Fund.
         1.8. The Fund shall pay and transmit the proceeds of redemptions of Fund shares by _____ a.m. ____________ time on the next Business Day after a redemption order is received, subject to Section 1.5 hereof. Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.
         1.9. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to Transamerica or the Account. Shares ordered from the Fund will be recorded in an appropriate title for the Account or the appropriate subaccount of the Account.
         1.10. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to Transamerica of any income, dividends or capital gain distributions payable on the Designated Portfolio's shares. Transamerica hereby elects to receive all such income dividends and capital gain distributions in additional shares of the Portfolio. Transamerica reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify Transamerica by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.
         1.11. The Fund shall make the net asset value per share for the Designated Portfolio available to Transamerica on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by _____ p.m. ________ time. If the Fund provides incorrect per share net asset value information, Transamerica shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct net asset value per share. Any material error in the calculation or reporting of net asset value per share, dividend or capital gains information shall be reported

                                                     - 20 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        20
immediately upon discovery to Transamerica. Any error of a lesser amount shall be corrected in the next Business Day's net asset value per share.
         In the event adjustments are required to correct any error in the computation of the Designated Portfolio's net asset value per share, or dividend or capital gain distribution, the Fund shall notify Transamerica as soon as possible after discovering the need for such adjustments. Notification can be made orally, but must be confirmed in writing. If an adjustment is necessary to correct an error which caused Contract owners to receive less than the amount to which they are entitled, the Fund shall make all necessary adjustments to the number of shares owned by the Account and distribute to the Account the amount of the underpayment. In no event shall Transamerica be liable to the Fund for any such adjustments or overpayment amounts.


ARTICLE II.  Representations and Warranties
         2.1. Transamerica represents and warrants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. Transamerica further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established the Account as a segregated asset account under Section 10506 of the California Insurance Law and has registered the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.
         2.2. The Fund represents and warrants that Designated Portfolio shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of California and all applicable federal and state securities laws including without limitation the 1933 Act, Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law.
         2.3. The Fund reserves the right to adopt a plan pursuant to Rule 12b-1 under the 1940 Act or impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation. In any event, the Fund represents and warrants that the investment advisory or management fees paid to the adviser by the Fund are legitimate and not excessive. To the extent that the Fund decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have a Board, a majority of whom are not interested persons of the Fund, formulate and approve any plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses.
         2.4. The Fund represents and warrants that the investment policies and fees and expenses of the Designated Portfolio are and shall at all times remain in compliance with the insurance and other applicable laws of the State of California and any other applicable state to the extent required to perform this Agreement. The Fund further represents and warrants that Designated Portfolio shares will be sold in compliance with the insurance laws of the State of California and all applicable state securities laws or exemptions therefrom. Without limiting the generality of the foregoing, the Fund represents and warrants that it is and shall at all times remain in compliance with the policies and restrictions enumerated in Schedule A hereto, as amended by Transamerica from time to time, provided that such amendments shall either be
(a) agreed to by the Fund and Transamerica, or (b) necessary to comply with applicable laws of the State of California.
         2.5. The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the State of Maryland and that it does and will comply in all material respects with the 1940 Act.
         2.6. The Fund represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by
Section 17g-(1) of the 1940 Act or related provisions

                                                     - 21 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        21
as may be promulgated from time to time. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.
         2.7. The Fund will provide Transamerica with as much advance notice as is reasonably practicable of any material change affecting the Designated Portfolio (including, but not limited to, any material change in its registration statement or prospectus affecting the Designated Portfolio and any proxy solicitation affecting the Designated Portfolio) and consult with Transamerica in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expenses by implementing them in conjunction with regular annual updates of the prospectuses for the Contracts. The Fund agrees to share equitably in expenses incurred by Transamerica as a result of actions taken by the Fund, as set forth in the allocation of expenses contained in Schedule B.
         2.8.  Transamerica  represents,  assuming  that the Fund  complies with
Article VI of this Agreement, that the Contracts are currently treated as annuity contracts under applicable provisions of the Internal Revenue Code of 1986, as amended, and that it will make every effort to maintain such treatment and that it will notify the Fund immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.
         2.9. The Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify Transamerica immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.


ARTICLE III.  Prospectuses and Proxy Statements; Voting
         3.1(a).  At least  annually,  the Fund,  at its expense,  shall provide
Transamerica or its designee with as many copies of the Fund's current prospectuses for the Designated Portfolio as Transamerica may reasonably request for marketing purposes (including distribution to Contract owners with respect to new sales of a Contract). If requested by Transamerica in lieu thereof, the Fund shall provide such documentation (including a final "camera ready" copy of the new prospectuses for the Designated Portfolio as set in type at the Fund's expense or, at the request of Transamerica, as a diskette or such other form as is required by the financial printer) and other assistance as is reasonably necessary in order for Transamerica once each year (or more frequently if the prospectus for the Designated Portfolio is amended) to have the prospectus for the Contract and the Fund's prospectus for the Designated Portfolio printed together in one document (the cost of such printing to be born by the Fund and Transamerica in proportion to the size of the prospectuses for the Fund and the Contracts).
         3.1(b). The Fund agrees that the prospectuses for the Designated Portfolio will describe only the Designated Portfolio and will not name or describe any other portfolios or series that may be in the Fund, and that the Fund will bear the cost of preparing and producing the prospectuses for the Designated Portfolio that are so custom tailored for use in connection with the Contracts.
         3.2. If applicable state or Federal laws or regulations require that the Statement of Additional Information ("SAI") for the Fund be distributed to all purchasers of the Contract, then the Fund shall provide Transamerica with the Fund's SAI or documentation thereof for the Designated Portfolio in such quantities and/or with expenses to be borne in accordance with paragraph 3.1(a) hereof.
         3.3. The Fund, at its expense, shall provide Transamerica with as many copies of the SAI for the Designated Portfolio as may reasonably be requested. The Fund, at its expense, shall also provide such SAI free of charge to any owner of a Contract or prospective owner who requests such SAI.
         3.4. The Fund, at its expense, shall provide Transamerica with copies of its prospectus, SAI, proxy material, reports to shareholders and other communications to shareholders for the Designated Portfolio in such quantity as Transamerica shall reasonably require for distributing to Contract owners. If the Contract and Fund prospectuses are printed together in one document, the Fund shall bear the portion of such printing expense as is attributable to the Fund's prospectus. If applicable SEC rules require that any of the foregoing Fund prospectuses, Fund SAIs, proxy materials, Fund reports to shareholders or other communications to shareholders be filed with the SEC, then the Fund or its designee shall prepare and file with the SEC such prospectus, SAI,

                                                     - 22 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        22
proxy materials, reports to shareholders, or other communications to shareholders in such format as required by such applicable rules and shall notify Transamerica of such filing.
         3.5.  It  is  understood  and  agreed  that,  except  with  respect  to
information   regarding   Transamerica  provided  in  writing  by  Transamerica,
Transamerica shall not be responsible for the content of the prospectus or SAI for the Designated Portfolio. It is also understood and agreed that, except with respect to information regarding the Fund and provided in writing by the Fund, the Fund shall not be responsible for the content of the prospectus or SAI for the Contracts.
         3.6. If and to the extent required by law Transamerica shall:
                  (i)      solicit voting instructions from Contract owners;
                  (ii) vote the Designated Portfolio shares in accordance with instructions received from
                           Contract owners: and

                  (iii) vote Designated Portfolio shares for which no instruction have been received in the same proportion as Designated Portfolio shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. Transamerica reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.

         3.7. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts holding shares of a Designated Portfolio calculates voting privileges in the manner required by any Shared Funding Exemptive Order. The Fund agrees to promptly notify Transamerica of any amendments or changes of interpretations of any Shared Funding Exemptive Order.
         3.8. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings (except insofar as the SEC may interpret Section 16 of the 1940 Act not to require such meetings) or, as the Fund currently intends, comply with
Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.


ARTICLE IV.                Sales Material and Information
         4.1. Transamerica shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature and other promotional material that Transamerica develops or uses and in which the Fund (or a Portfolio thereof), its investment adviser or one of its sub-advisers is named in connection with the Contracts, at least 10 (ten) Business Days prior to its use. No such material shall be used if the Fund or its des- ignee objects to such use within 10 (ten) Business Days after receipt of such material.
         4.2. Transamerica shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts inconsistent with the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee, except with the permission of the Fund.
         4.3. The Fund shall furnish, or shall cause to be furnished, to Transamerica, each piece of sales literature and other promotional material in which Transamerica and/or the Account is named at least 10 (ten) Business Days prior to its use. No such material shall be used if Transamerica objects to such use within 10 (ten) Business Days after receipt of such material. Notwithstanding the fact that Transamerica or its designee may not initially object to a piece of sales literature or other promotional material, Transamerica reserves the right to object at a later date to the continued use of any such sales literature or promotional material in which Transamerica is named, and no such material shall be used thereafter if Transamerica or its designee so objects.

                                                     - 23 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        23

         4.4.   The  Fund   shall   not  give  any   information   or  make  any
representations on behalf of Transamerica or concerning Transamerica, the Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports for the Account, or in sales literature or other promotional material approved by Transamerica or its designee, except with the permission of Transamerica.
         4.5. The Fund will provide to Transamerica at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, all supplements thereto, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Designated Portfolio, contemporaneously with the filing of such document(s) with the SEC, NASD or other regulatory authorities.
         4.6. Transamerica will provide to the Fund at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, all supplements thereto, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Account, contemporaneously with the filing of such document(s) with the SEC, NASD, or other regulatory authority.
         4.7. For purposes of this Article IV, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements (material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, telephone directories (other than routine listings), electronic or other public media), sales literature (i.e., any written or electronic communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, performance reports or summaries, form letters, telemarketing scripts, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, Statements of Additional Information, supplements thereto, shareholder reports, and proxy materials.
         4.8. At the request of any party to this Agreement, each other party will make available to the other party's independent auditors and/or representative of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party's obligations under this Agreement.


ARTICLE V.  Fees and Expenses
         5.1. The Fund shall pay no fee or other compensation to Transamerica under this Agreement, except that if the Fund or the Designated Portfolio adopts and implements a plan pursuant to Rule 12b-1 of the 1940 Act to finance distribution and shareholder servicing expenses, then payments may be made to Transamerica or to the distributor for the Contracts if and in amounts agreed to by the Fund in writing. No such payments shall be made directly by the Fund. Nothing herein shall prevent the parties hereto from otherwise agreeing to perform, and arrange for appropriate compensation for, other services relating to the Fund and/or the Account. Transamerica shall pay no fee or other compensation to the Fund under this Agreement, although the parties hereto will bear certain expenses in accordance with Schedule B, Articles III, V, and other provisions of this Agreement.
         5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund, as further provided in Schedule B. The Fund shall see to it that all shares of the Designated Portfolio are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent required, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, supplements thereto, proxy materials and reports, setting the prospectus in type, printing prospectuses for distribution to Contract owners, setting in type, printing and filing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, all taxes on the issuance or transfer of the Fund's shares, and the costs of distributing the Fund's prospectuses and proxy materials to such Contract

                                                     - 24 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        24
owners and any expenses permitted to be paid or assumed by the Fund pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.
         5.3. Transamerica shall bear the expenses of routine annual distribution of the Fund's prospectus to owners of Contracts issued by Transamerica and of distributing the Fund's proxy materials and reports to such Contract owners; this shall not include distribution of the Fund's prospectus with respect to new sales of a Contract. Transamerica shall bear all expenses associated with the registration, qualification, and filing of the Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Contract prospectus and SAI; and the cost of preparing, printing and distributing annual individual account statement to Contract owners as required by state insurance laws. ARTICLE VI. Diversification and Qualification
         6.1. The Fund will make reasonable efforts to at all times sell its shares and invest its assets in such a manner as to ensure that the Contracts will be treated as annuity contracts under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will make reasonable efforts to at all times comply with Section 817(h) of the Code and Treasury Regulation ss. 1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations. The Fund agrees that shares of the Designated Portfolio will be sold only to Participating Insurance Companies and their separate accounts and qualified pension and retirement plans.
         6.2. No shares of any series or portfolio of the Fund will be sold to the general public.
         6.3. The Fund represents and warrants that the Fund and the Designated Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that it will make reasonable efforts to maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.
         6.4. The Fund will notify Transamerica immediately upon having a reasonable basis for believing that the Fund or any Portfolio has ceased to comply with the aforesaid Section 817(h) diversification or Subchapter M qualification requirements or might not so comply in the future.
         6.5. The Fund shall provide Transamerica or its designee with reports certifying compliance with the aforesaid Section 817(h) diversification and Subchapter M qualification requirements, at times provided for and substantially in the form attached hereto as Schedule C.
         6.6. The Fund represents and warrants that it will comply with the investment limitations under applicable state law for investment companies funding separate accounts.


ARTICLE VII.               Indemnification
         7.1.              Indemnification By Transamerica
                  7.1(a). Transamerica agrees to indemnify and hold harmless the Fund and its officers and each member of its Board (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Transamerica) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:
         (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI for the
                      Contracts or contained in the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not
                                                         --------
                      apply as to any Indemnified Party if such statement or omission or such alleged state-
                      ment or omission was made in reliance upon and in conformity with information

                                                     - 25 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                              25
                      furnished in writing to Transamerica by or on behalf of the Fund for use in the registration statement or prospectus for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

         (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Fund not supplied by Transamerica or persons under its control) or wrongful conduct of Transamerica or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

         (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished in writing to the Fund by or on behalf of Transamerica; or

         (iv) arise as a result of any failure by Transamerica to provide the services and furnish the materials under the terms of this Agreement; or

         (v) arise out of or result from any material breach of any representation and/or warranty made by Transamerica in this Agreement or arise out of or result from any other material breach of this Agreement by Transamerica, as limited by and in accordance with the provisions of Sections 7.1(b) and 7.1
(C) hereof.

                  7.1(b).   Transamerica   shall  not  be  liable   under   this
indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject if caused by such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to the Fund, whichever is applicable.
                  7.1(c).   Transamerica   shall  not  be  liable   under   this
indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified Transamerica in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Transamerica of any such claim shall not relieve Transamerica from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, Transamerica shall be entitled to participate, at its own expense, in the defense of such action. Transamerica also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from Transamerica to such party of Transamerica's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and Transamerica will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.
                  7.1(d).   The   Indemnified   Parties  will  promptly   notify
Transamerica of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.
         7.2.         Indemnification by the Fund

                                                     - 26 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        26

                  7.2(a). The Fund agrees to indemnify and hold harm-less Transamerica and each of its directors and officers and each person, if any, who controls Transamerica within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:
         (I) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided

                         --------
                      that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Fund by or on behalf of
                      Transamerica for use in the Registration Statement or prospectus for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

         (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature for the Contracts not supplied by the Fund or persons under its control) or wrongful conduct of the Fund or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

         (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to Transamerica by or on behalf of the Fund; or

         (iv) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement; or

         (v) arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund.

as limited by and in accordance with the provisions of Sections 7.2(b) and 7.2(C) hereof.
                  7.2(b).   The   Fund   shall   not  be   liable   under   this
indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance or such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to Transamerica or the Account, whichever is applicable.
                  7.2(c).   The   Fund   shall   not  be   liable   under   this
indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve

                                                     - 27 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        27
the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof. The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.
                  7.2(d). Transamerica agrees promptly to notify the Fund of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.


ARTICLE VIII.  Applicable Law
         8.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of California.
         8.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant and the terms hereof shall be interpreted and construed in accordance therewith.


ARTICLE IX.           Termination
         9.1.         This Agreement shall terminate:
                  (a) at the option of any party, with or without cause, with respect to some or all Portfolios, upon one (1) year advance written notice delivered to the other parties; provided, however, that such notice shall not be given earlier than one year following the date of this Agreement; or (b) at the option of Transamerica by written notice to the other parties with respect to any Portfolio based upon Transamerica's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or (c) at the option of Transamerica by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/ or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by Transamerica; or (d) at the option of the Fund in the event that formal administrative proceedings are instituted against Transamerica by the National Association of Securities Dealers, Inc. ("NASD"), the Securities and Exchange Commission, the Insurance Commissioner or like official of any state or any other regulatory body regarding Transamerica's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that the Fund determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Transamerica to perform its obligations under this Agreement; or (e) at the option of Transamerica in the event that formal administrative proceedings are instituted against the Fund by the NASD, the Securities and Exchange Commission, or any state securities or insurance department or any other regulatory body, provided, however, that Transamerica determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund to perform its obligations under this Agreement; or

                                                     - 28 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        28

                  (f) at the option of Transamerica by written notice to the Fund with respect to any Portfolio if Transamerica reasonably believes that the Portfolio may fail to meet the Section 817(h) diversification requirements or Subchapter M qualifications specified in Article VI hereof; or (g) at the option of either the Fund, if (I) the Fund shall determine, in its sole judgement reasonably exercised in good faith, that Transamerica has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on Transamerica's ability to perform its obligations under this Agreement, (ii) the Fund notifies Transamerica of that determination and its intent to terminate this Agreement, and
                  (iii) after considering the actions taken by Transamerica and any other changes in circumstances since the giving of such a notice, the determination of the Fund shall continue on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or
                  (h) at the option of Transamerica, if (I) Transamerica shall determine, in its sole judgement reasonably exercised in good faith, that the Fund has suffered a material adverse change in their business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on the Fund's ability to perform its obligations under this Agreement, (ii) Transamerica notifies the Fund of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by the Fund and any other changes in circumstances since the giving of such a notice, the determination of Transamerica shall continue on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or
                  (i) at the option of any party to this Agreement, upon another party's material breach of any provision of this Agreement; or
                  (j) upon assignment of this Agreement, unless made with the written consent of the parties hereto; or (k) at the option of Transamerica or the Fund by written notice to the other party upon a determination by the Fund's Board that a material irreconcilable conflict exists among the interests of (I) all contract owners of all separate accounts investing in the Fund or (ii) the interests of the Participating Insurance Companies.
         9.2 Notice Requirement. No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination.
         9.3. Effect of Termination. Notwithstanding any termination of this Agreement, the Fund shall, at the option of Transamerica, continue to make available additional shares of the Fund for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts") pursuant to the terms and conditions of this Agreement. Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts.
         9.4. Surviving Provisions. Notwithstanding any termination of this Agreement, each party's obligations under Article VII to indemnify other parties shall survive and not be affected by any termination of this Agreement. In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

ARTICLE X.  Notices
         Any notice shall be sufficiently given when sent by registered or certified mail or by overnight mail sent through a nationally-recognized delivery service to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:
         Transamerica Variable Insurance Fund, Inc.
         Transamerica Center

                                                     - 29 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        29

         1150 South Olive Street
         Los Angeles, CA  90015

         Attention:  General Counsel


If to Transamerica:

         Transamerica Occidental Life Insurance Company
         Transamerica Center
         1150 South Olive Street
         Los Angeles, CA  90015

         Attention:  President, Living Benefits Division


ARTICLE XI.  Miscellaneous
         11.1. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain. Without limiting the foregoing, no party hereto shall disclose any information that another party reasonably considers to be proprietary.
         11.2. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.
         11.3. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.
         11.4. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.
         11.5. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of Transamerica are being conducted in a manner consistent with the California Variable Annuity Regulations and any other applicable law or regulations.
         11.6. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.
         11.7. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.
         11.8. The Schedules attached hereto, as modified from time to time, are incorporated herein by reference and are part of this Agreement.


                                                     - 30 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        30

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.
                      TRANSAMERICA OCCIDENTAL LIFE INSURANCE
                        COMPANY

                      By its authorized officer


SEAL                  By:
                      Title:
                      Date:


                      TRANSAMERICA VARIABLE INSURANCE FUND, INC.:

                      By its authorized officer,

SEAL                  By:
                      Title:
                      Date:



                                                     - 31 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        31

                                                    SCHEDULE A

                                   Certain Investment Policies and Restrictions

                                                  Imposed by the

                                        California Department of Insurance


         Pursuant to Section 2.4 hereof, the Fund represents and warrants that it is and shall all times remain in compliance with the following investment policies and restrictions. THESE ARE IN ADDITION TO other related obligations of the Fund, including the general obligation to comply with all applicable laws and regulation, including but not limited to California insurance laws and regulations, the Investment Company Act of 1940, and other applicable insurance and securities laws.

[Note: The following are derived from a questionnaire used by the California Department of Insurance as part of an insurance company's application for qualification to transact a variable annuity business. The parenthetical references below are to question numbers in that questionnaire.]

The Fund represents and warrants that:

1. All repurchase agreements will be transacted only with entities meeting specific credit and solvency standards administered and verified by the Underwriter (46(a)).

2. All repurchase transactions will be executed pursuant to a comprehensive master repurchase agreement setting forth the terms and conditions of the transaction, and having the incidents of a valid promissory note in favor of the Fund (46(b)).

3. A valid, binding security interest in favor of the Fund or portfolio thereof will be created and perfected in all collateral securing such repurchase agreements (46(c)).

4. All such repurchase agreements will be secured at all times by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party (46(d)).

5. All securities lending activities will be entered into only with entities meeting specific credit and solvency standards administered and verified by the Underwriter (47).

6. All investments in instruments or certificates of any sort issued by the U.S. Office of a bank or other savings institution domiciled in a foreign nation, or a foreign branch of a U.S savings institution, will be
instruments or certificates payable in the United States and in U.S. dollars
(48).

7. All investments of the Fund which possess a readily-available market value will be valued either at their market value on the date of valuation, or at amortized cost if it approximates market value within the limits and constraints imposed by the U.S. Securities and Exchange Commission (49).

8. All investments of the Fund which lack a readily-available market will be valued according to specific, objective methods or procedures set forth in writing (50).

9. The investment manager of each portfolio or series of the Fund possesses substantial expertise and experience as an investment manager or advisor of a portfolio consisting of asset and investments of the same type as he or she will manage in regard to the portfolio or series. (If experience is less than three years, please

                                                     - 32 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        32
provide resume of investment manager; note that in this case, the Company must provide notarized certifications that it has fully investigated and is satisfied with the qualifications, background, and expertise of the investment manager.)
(52).

10. At no time during the past ten years have the managers of any portfolio or series resigned to avoid dismissal or been dismissed or requested to resign from any position involving investment duties, on account of violation of any law, rule or ethical standard relating to insurance, annuities, or securities (53).

11. The investment advisory agreements concerning the Fund's operations provide in substance that notwithstanding any other provisions of the agreement, it is understood and agreed that the Fund shall retain the ultimate responsibility for and control of all investments made pursuant to the agreement, and reserve the right to direct, approve or disapprove any action taken on its behalf by the investment advisor (54).

12. Every custodian holding securities or other assets of the Fund is an institution permitted to serve in such capacity by the Investment Company Act of 1940 and/or reviewed and approved for such purpose by the U.S.
Securities and Exchange Commission (55).

13. The Fund refuses to employ in any material connection with the handling of assets of the Fund, any person who:

(a) In the last 10 years has been convicted of any felony or misdemeanor arising out of conduct involving embezzlement, fraudulent conversion, or misappropriation of funds or securities, or involving violations of Title 18, United States Code ss.ss.1341, 1342, or 1343 (58(a)).

(b) Within the last 10 years has been found by any-state regulatory authority to have violated, or has acknowledged violation of, any provision of any state insurance law involving fraud, deceit or knowing misrepresentation (59(b)).

(c) Within the last 10 years has been found by any federal or state regulatory authorities to have violated, or have acknowledged violation of, any provisions of federal or state securities laws involving fraud, deceit, or knowing misrepresentation (58(c)).

14. The Fund will make inquiries and attempt to determine that no persons, firms, or employees of firms which supply consulting, investment, administrative, custodial or other services affecting the administration of the Company's variable annuity business (including such services for the Fund), have been subject to the sanctions described in the preceding representation (59).

15. The Fund will seek to prevent its officers and Board members, and officers, directors and portfolio managers of the investment advisor, from receiving, directly or indirectly, any commission, or any other compensation with respect to the purchase or sale of assets of the Fund (61).

16. No officer, director, trustee, or member of any governing board or body of the Fund will receive directly or indirectly any commissions or any other compensation contingent upon the writing, issuance, sale, procurement of application for, or renewal, of any variable annuity contract (62).

17. All service agreements affecting the administration of the Fund allow the Fund to terminate such contracts without payment of any penalty, forfeiture, compulsory buyout amount, or performance of any other obligation which could deter termination (65).


                                                     - 33 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        33

18. All service agreements affecting the administration of the Fund afford the Fund a right to cancel the contract and discharge the servicing entity or person in the event such entity or person fails to perform in a satisfactory manner
(66).

19. All service agreements affecting the administration of the Fund provide that the Fund shall own and control all the pertinent records pertaining to its operations (67).

20. All service agreements affecting the administration of the Fund provide that the Fund shall have the right to inspect, audit and copy all records pertaining to performance of services under the agreement (68).

                                                     - 34 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                        34

                                                        SCHEDULE B

                                                         Expenses
==============================================================
=======
==========
                                                          RESPONSIBLE
              ITEM                     FUNCTION              PARTY
--------------------------------------------------------------
---------------
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------
---
MARKETING
         1.       Prospectus       Printing

                                   Supply  copies  of  prospectus  described  in
                                   Parts  3.1  and  3.3  in  numbers   equal  to
                                   Transamerica's reasonable request.

                                   If requested by Transamerica in lieu thereof such documentation and other assistance as is reasonably necessary for Transamerica to have the prospectus for the Contracts and the prospectus for the Fund printed together in one document.

                                   Distribution
         2.       Initial Sales    Printing
                                   Distribution
--------------------------------------------------------------
--------------
EXISTING OWNERS
         1.       Annual           Printing
                  Updates          Distribution
                                   Printing & Distribution
                             (a)  If required by Fund or Adviser or Distributor
        2.       Interim          (b)               If required by Transamerica
Updates     (c)      If required by other participating insurance company (PIC)
--------------------------------------------------------------
-----------------
PROXY MATERIALS OF THE             Printing and Distribution
FUND                               (a)      If required by law
                                   (b)               If required by Transamerica
                  (c)      If required by other participating insurance company
                         (d)      If required by Fund or Adviser or Distributor
--------------------------------------------------------------
-----------------
SHAREHOLDER REPORTS                Printing
                                   Distribution
--------------------------------------------------------------
-----------------
OTHER COMMUNICATIONS               Printing & Distribution
WITH SHAREHOLDERS OF               (a)      If required by law
THE FUND                           (b)           If required by Transamerica
                     (c)   If required by other participating insurance company

                     (d)      If required by Fund or Adviser or Distributor
--------------------------------------------------------------
--------------
OPERATIONS OF FUND
   All operations and related expenses, including the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, the preparation of all statements and notices required by any federal or state law and all taxes on the issuance or transfer of the Fund's shares, and all costs of management of the business affairs of the Fund
==============================================================
=======
=======


                                                     - 35 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                            35

                                                        SCHEDULE C

                                                 Reports per Section 6.5

                  With regard to the reports relating to the quarterly testing of compliance with the requirement of Section 817(h) and Subchapter M under the Internal Revenue Code (the "Code") and the regulations thereunder, the Fund shall provide within twenty (20) Business Days of the close of the calendar quarter a report [in a form to be attached] regarding the status under such sections of the Code of the Designated Portfolios, and if necessary, identification of any remedial action to be taken to remedy non-compliance.

                  With regard to the reports relating to the year-end testing of compliance with the requirements of Subchapter M of the Code, referred to hereinafter as "RIC status," the Fund will provide the reports on the following basis: (I) the last quarter's quarterly reports can be supplied within the 20-day period, and (ii) the year-end report [in a form to be attached] will be provided 45 days after the end of the calendar year, but prior thereto, the Fund will provide the additional interim and supplemental reports, described below.

                  The additional reports are as follows:

                  1. A report in the usual reporting format and content, as of November 30, of each future fiscal year. The report will be provided under cover of a letter from the Underwriter stating that the Fund is in full compliance with the requirements of Section 817(h) and Subchapter M of the Code. Assuming such satisfactory report, the Fund will not provide any additional interim reports. The report will be delivered by facsimile by the twentieth day of December.


 2. In the alternative, if a problem, as defined below, is identified in the November report or its accompanying transmittal letter, additional interim reports, on a weekly basis, starting on the 15th of December and through the 30th of December, also will be supplied ("additional interim reports"). The additional interim reports will not follow the format of the regular reports, but will specifically address the problem identified in the November 30 report.
  If any interim report, thereafter, memorialize the cure of the problem, subsequent additional reports will not be required.


                      With regard to delivery of the additional reports, they will be transmitted by facsimile on the next Business Day, subject to the following schedule of special dates: if the 15th of December is a Saturday, the required report date will be accelerated to the 14th of December; if the 15th of December is a Sunday, the report will be transmitted on the 16th of December.

                  3. A problem with regard to RIC status is defined as any violation of the following standards, as referenced to the applicable
sections of the Code:


                                                     - 36 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                            36

  (a) Less than ninety-five percent of gross income is derived from sources of income specified in Section 851(b)(2);

  (b) Twenty-five percent or greater gross income is derived from the sale or disposition of assets specified in Section 851(b)(3);

 (c) Fifty-five percent or less of the value of total assets consists of assets specified in Section 851(b)(4)(A); and

  (d) Twenty percent or more of the value of total assets is invested in the securities of one issuer, as that requirement is set forth in
           Section 851(b)(4)(B).


                                                     - 37 -
H:\CS\CL82375\M022\TVIF\MJWPART.AG1
                                                            37

                                                        Exhibit 8

                           Form of Custodial Contract
                                     between
                   Transamerica Variable Insurance Fund, Inc.
                                       and
                       State Street Bank and Trust Company

                               CUSTODIAN CONTRACT
                                     Between
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                                       and
                       STATE STREET BANK AND TRUST COMPANY







                                TABLE OF CONTENTS

                                                                        Page

1.       Employment of Custodian and Property to be Held By
         It................................................................1

2.       Duties of the Custodian with Respect to Property
         of the Fund Held by the Custodian in the United States............2

         2.1      Holding Securities.......................................2
         2.2      Delivery of Securities...................................2
         2.3      Registration of Securities...............................4
         2.4      Bank Accounts............................................5
         2.5      Availability of Federal Funds............................5
         2.6      Collection of Income.....................................5
         2.7      Payment of Fund Monies...................................5
         2.8      Liability for Payment in Advance of
                  Receipt of Securities Purchased..........................7
         2.9      Appointment of Agents....................................7
         2.10     Deposit of Fund Assets in U.S. Securities System.........7
         2.11     Fund Assets Held in the Custodian's Direct
                  Paper System.............................................8
         2.12     Segregated Account.......................................9
         2.13     Ownership Certificates for Tax Purposes.................10
         2.14     Proxies.................................................10
         2.15     Communications Relating to Portfolio Securities.........10

3.       Duties of the Custodian with Respect to Property of
         the Fund Held Outside of the United States.......................11

         3.1      Appointment of Foreign Sub-Custodians....................11
         3.2      Assets to be Held........................................11
         3.3      Foreign Securities Systems...............................11
         3.4      Holding Securities.......................................11
         3.5      Agreements with Foreign Banking Institutions.............12
         3.6      Access of Independent Accountants of the Fund............12
         3.7      Reports by Custodian.....................................12
         3.8      Transactions in Foreign Custody Account..................12
         3.9      Liability of Foreign Sub-Custodians......................13
         3.10     Liability of Custodian...................................13
         3.11     Reimbursement for Advances...............................13
         3.12     Monitoring Responsibilities..............................14
         3.13     Branches of U.S. Banks...................................14
         3.14     Tax Law..................................................14

4.       Payments for Sales or Repurchase or Redemptions
         of Shares of the Fund.............................................14

5.       Proper Instructions...............................................15

6.       Actions Permitted Without Express Authority.......................15

7.       Evidence of Authority.............................................16

8.       Duties of Custodian With Respect to the Books of Account andCalculation
         of Net Asset Value and Net Income...........................16

9.       Records  16

10.      Opinion of Fund's Independent Accountants...................17

11.      Reports to Fund by Independent Public Accountants...........17

12.      Compensation of Custodian...................................17

13.      Responsibility of Custodian.................................17

14.      Effective Period, Termination and Amendment.................19

15.      Successor Custodian.........................................19

16.      Interpretive and Additional Provisions......................20

17.      Additional Funds............................................20

18.      Massachusetts Law to Apply..................................21

19.      Prior Contracts............................................21

20.      Reproduction of Documents..................................21

21.      Shareholder Communications.................................21

                               CUSTODIAN CONTRACT

         This Contract between Transamerica Variable Insurance Fund, Inc., a corporation organized and existing under the laws of Maryland, having its principal place of business at 1150 South Olive, Los Angeles, California 90015 hereinafter called the "Fund", and State Street Bank and Trust Company, a Massachusetts trust company, having its principal place of business at 225 Franklin Street, Boston, Massachusetts, 02110, hereinafter called the "Custodian",

                                   WITNESSETH:
         WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

         WHEREAS, the Fund intends to initially offer shares in one series, the Growth Portfolio (such series together with all other series subsequently established by the Fund and made subject to this Contract in accordance with paragraph 17, being herein referred to as the "Portfolio(s)");

         NOW THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, the parties hereto agree as follows:


1.       Employment of Custodian and Property to be Held by It

         The Fund hereby employs the Custodian as the custodian of the assets of the Portfolios of the Fund, including securities which the Fund, on behalf of the applicable Portfolio desires to be held in places within the United States ("domestic securities") and securities it desires to be held outside the United States ("foreign securities") pursuant to the provisions of the Articles of Incorporation. The Fund on behalf of the Portfolio(s) agrees to deliver to the Custodian all securities and cash of the Portfolios, and all payments of income, payments of principal or capital distributions received by it with respect to all securities owned by the Portfolio(s) from time to time, and the cash consideration received by it for such new or treasury shares of capital stock of the Fund representing interests in the Portfolios, ("Shares") as may be issued or sold from time to time. The Custodian shall not be responsible for any property of a Portfolio held or received by the Portfolio and not delivered to the Custodian.

         Upon  receipt of "Proper  Instructions"  (within the meaning of Article
5), the Custodian shall on behalf of the applicable Portfolio(s) from time to time employ one or more sub-custodians, located in the United States but only in accordance with an applicable vote by the Board of Directors of the Fund on behalf of the applicable Portfolio(s), and provided that the Custodian shall have no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian. The Custodian may employ as sub-custodian for the Fund's foreign securities on behalf of the applicable Portfolio(s) the foreign banking institutions and foreign securities depositories designated in Schedule A hereto but only in accordance with the provisions of Article 3.



2. Duties of the Custodian with Respect to Property of the Fund Held By the Custodian in the United States

2.1 Holding Securities. The Custodian shall hold and physically segregate for the account of each Portfolio all non-cash property, to be held by it in the United States including all domestic securities owned by such Portfolio, other than (a) securities which are maintained pursuant to
         Section 2.10 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the U.S. Department of the Treasury and certain federal agencies (each, a "U.S. Securities System") and (b) commercial paper of an issuer for which State Street Bank and Trust Company acts as issuing and paying agent ("Direct Paper") which is deposited and/or maintained in the Direct Paper System of the Custodian (the "Direct Paper System") pursuant to Section 2.11.

2.2 Delivery of Securities. The Custodian shall release and deliver domestic securities owned by a Portfolio held by the Custodian or in a U.S. Securities System account of the Custodian or in the Custodian's Direct Paper book entry system account ("Direct Paper System Account") only upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

         1) Upon sale of such securities for the account of the Portfolio and receipt of payment therefor;

         2) Upon the receipt of payment in connection with any repurchase agreement related to such securities entered into by the Portfolio;

         3) In the case of a sale effected through a U.S. Securities System, in accordance with the provisions of Section 2.10 hereof;

         4) To the depository agent in connection with tender or other similar offers for securities of the
                  Portfolio;

         5) To the issuer thereof or its agent when such securities are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

                  6) To the issuer thereof, or its agent, for transfer into the name of the Portfolio or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to Section 2.9 or into the name or nominee name of any sub-custodian appointed pursuant to
                  Article 1; or for exchange for a
                           different  number  of  bonds,  certificates  or other
                  evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to the Custodian;

         7) Upon the sale of such securities for the account of the Portfolio, to the broker or its clearing agent, against a receipt, for examination in accordance with "street delivery" custom; provided that in any such case, the Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Custodian's own negligence or willful misconduct;

         8) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

         9) In the case of warrants, rights or similar securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

         10) For delivery in connection with any loans of securities made by the Portfolio, but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund on behalf of the Portfolio, which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of securities owned by the Portfolio prior to the receipt of such collateral;

         11) For delivery as security in connection with any borrowings by the Fund on behalf of the Portfolio requiring a pledge of assets by the Fund on behalf of the Portfolio, but only against receipt of amounts borrowed;

         12) For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio of the Fund;

         13) For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, regarding account deposits in connection with transactions by the Portfolio of the Fund;

         14) Upon receipt of instructions from the transfer agent ("Transfer Agent") for the Fund, for delivery to such Transfer Agent or to the holders of shares in connection with distributions in kind, as may be described from time to time in the currently effective prospectus and statement of additional information of the Fund, related to the Portfolio ("Prospectus"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

         15) For any other proper corporate purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Directors or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant Secretary, specifying the securities of the Portfolio to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made.

2.3 Registration of Securities. Domestic securities held by the Custodian (other than bearer securities) shall be registered in the name of the Portfolio or in the name of any nominee of the Fund on behalf of the Portfolio or of any nominee of the Custodian which nominee shall be assigned exclusively to the Portfolio, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Portfolio, or in the name or nominee name of any agent appointed pursuant to Section 2.9 or in the name or nominee name of any sub-custodian appointed pursuant to Article 1. All securities accepted by the Custodian on behalf of the Portfolio under the terms of this Contract shall be in "street name" or other good delivery form. If, however, the Fund directs the Custodian to maintain securities in "street name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund on a best efforts basis only of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.


2.4 Bank Accounts. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of each Portfolio of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Contract, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Portfolio, other than cash maintained by the Portfolio in a bank account established and used in accordance with Rule 17f-3 under the Investment Company Act of 1940. Funds held by the Custodian for a Portfolio may be deposited by it to its credit as Custodian in the Banking Department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the Investment Company Act of 1940 and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall on behalf of each applicable Portfolio be approved by vote of a majority of the Board of Directors of the Fund. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

2.5 Availability of Federal Funds. Upon mutual agreement between the Fund on behalf of each applicable Portfolio and the Custodian, the Custodian shall, upon the receipt of Proper Instructions from the Fund on behalf of a Portfolio, make federal funds available to such Portfolio as of specified times agreed upon from time to time by the Fund and the Custodian in the amount of checks received in payment for Shares of such Portfolio which are deposited into the Portfolio's account.

2.6 Collection of Income. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to registered domestic securities held hereunder to which each Portfolio shall be entitled either by law or pursuant to custom in the securities business, and shall collect on a timely basis all income and other payments with respect to bearer domestic securities if, on the date of payment by the issuer, such securities are held by the Custodian or its agent thereof and shall credit such income, as collected, to such Portfolio's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due and shall collect interest when due on securities held hereunder. Income due each Portfolio on securities loaned pursuant to the provisions of Section 2.2 (10) shall be the responsibility of the Fund. The Custodian will have no duty or responsibility in connection therewith, other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Portfolio is properly entitled.

2.7 Payment of Fund Monies. Upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, the Custodian shall pay out monies of a Portfolio in the following cases only:

         1) Upon the purchase of domestic securities, options, futures contracts or options on futures contracts for the account of the Portfolio but only (a) against the delivery of such securities or evidence of title to such options, futures contracts or options on futures contracts to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the Investment Company Act of 1940, as amended, to act as a custodian and has been designated by the Custodian as its agent for this purpose) registered in the name of the Portfolio or in the name of a nominee of the Custodian referred to in Section 2.3 hereof or in proper form for transfer; (b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section 2.10 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in Section 2.11; (d) in the case of repurchase agreements entered into between the Fund on behalf of the Portfolio and the Custodian, or another bank, or a broker-dealer which is a member of NASD, (i) against delivery of the securities either in certificate form or through an entry crediting the Custodian's account at the Federal Reserve Bank with such securities or (ii) against delivery of the receipt evidencing purchase by the Portfolio of securities owned by the Custodian along with written evidence of the agreement by the Custodian to repurchase such securities from the Portfolio or (e) for transfer to a time deposit account of the Fund in any bank, whether domestic or foreign; such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions from the Fund as defined in Article 5;

         2) In connection with conversion, exchange or surrender of securities owned by the Portfolio as set forth in Section 2.2 hereof;

         3) For the redemption or repurchase of Shares issued by the Portfolio as set forth in Article 4 hereof;

         4) For the payment of any expense or liability incurred by the Portfolio, including but not limited to the following payments for the account of the Portfolio: interest, taxes, management, accounting, transfer agent and legal fees, and operating expenses of the Fund whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses;

         5) For the payment of any dividends on Shares of the Portfolio declared pursuant to the governing documents of the Fund;

         6) For payment of the amount of dividends received in respect of securities sold short;


         7) For any other proper purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the Portfolio, a certified copy of a resolution of the Board of Directors or of the Executive Committee of the Fund signed by an officer of the Fund and certified by its Secretary or an Assistant Secretary, specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper purpose, and naming the person or persons to whom such payment is to be made.

2.8 Liability for Payment in Advance of Receipt of Securities Purchased. Except as specifically stated otherwise in this Contract, in any and every case where payment for purchase of domestic securities for the account of a Portfolio is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from the Fund on behalf of such Portfolio to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

2.9 Appointment of Agents. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the Investment Company Act of 1940, as amended, to act as a custodian, as its agent to carry out such of the provisions of this Article 2 as the Custodian may from time to time direct; provided, however, that the appointment of any agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

2.10 Deposit of Fund Assets in U.S. Securities Systems. The Custodian may deposit and/or maintain securities owned by a Portfolio in a clearing agency registered with the Securities and Exchange Commission under
         Section 17A of the Securities Exchange Act of 1934, which acts as a securities depository, or in the book-entry system authorized by the U.S. Department of the Treasury and certain federal agencies, collectively referred to herein as "U.S. Securities System" in accordance with applicable Federal Reserve Board and Securities and Exchange Commission rules and regulations, if any, and subject to the following provisions:

         1) The Custodian may keep securities of the Portfolio in a U.S. Securities System provided that such securities are represented in an account ("Account") of the Custodian in the U.S. Securities System which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

         2) The records of the Custodian with respect to securities of the Portfolio which are maintained in a U.S. Securities System shall identify by book-entry those securities belonging to the
                  Portfolio;

         3) The Custodian shall pay for securities purchased for the account of the Portfolio upon (i) receipt of advice from the U.S. Securities System that such securities have been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon
                  (i) receipt of advice from the U.S. Securities System that payment for such securities has been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Portfolio. Copies of all advices from the U.S. Securities System of transfers of securities for the account of the Portfolio shall identify the Portfolio, be maintained for the Portfolio by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio in the form of a written advice or notice and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Portfolio.

         4) The Custodian shall provide the Fund for the Portfolio with any report obtained by the
                  Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the U.S. Securities System;

         5) The Custodian shall have received from the Fund on behalf of the Portfolio the initial or annual certificate, as the case may be, required by Article 14 hereof;

         6) Anything to the contrary in this Contract notwithstanding, the Custodian shall be liable to the Fund for the benefit of the Portfolio for any loss or damage to the Portfolio resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System; at the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss or damage if and to the extent that the Portfolio has not been made whole for any such loss or damage.

2.11 Fund Assets Held in the Custodian's Direct Paper System. The Custodian may deposit and/or maintain securities owned by a Portfolio in the Direct Paper System of the Custodian subject to the following provisions:


         1) No transaction relating to securities in the Direct Paper System will be effected in the absence of Proper Instructions from the Fund on behalf of the Portfolio;

         2) The Custodian may keep securities of the Portfolio in the Direct Paper System only if such securities are represented in an account ("Account") of the Custodian in the Direct Paper System which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

         3) The records of the Custodian with respect to securities of the Portfolio which are maintained in the Direct Paper System shall identify by book-entry those securities belonging to the
                  Portfolio;

         4) The Custodian shall pay for securities purchased for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such payment and transfer of securities to the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Portfolio;

         5) The Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transaction in the U.S. Securities System for the account of the Portfolio;

         6) The Custodian shall provide the Fund on behalf of the Portfolio with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

2.12 Segregated Account. The Custodian shall upon receipt of Proper Instructions from the Fund on behalf of each applicable Portfolio establish and maintain a segregated account or accounts for and on behalf of each such Portfolio, into which account or accounts may be transferred cash and/or securities, including securities maintained in an account by the Custodian pursuant to Section 2.10 hereof, (i) in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio, (ii) for purposes of segregating cash or government securities in connection with options purchased, sold or written by the Portfolio or commodity futures contracts or options thereon purchased or sold by the Portfolio, (iii) for the purposes of compliance by the Portfolio with the procedures required by Investment Company Act Release No. 10666, or any subsequent release or releases of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies and (iv) for other proper corporate purposes, but only, in the case of clause (iv), upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Directors or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant Secretary, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

2.13 Ownership Certificates for Tax Purposes. The Custodian shall execute ownership and other certificates and affidavits for all federal and state tax purposes in connection with receipt of income or other payments with respect to domestic securities of each Portfolio held by it and in connection with transfers of securities.

2.14 Proxies. The Custodian shall, with respect to the domestic securities held hereunder, cause to be promptly executed by the registered holder of such securities, if the securities are registered otherwise than in the name of the Portfolio or a nominee of the Portfolio, all proxies, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Portfolio such proxies, all proxy soliciting materials and all notices relating to such securities.

2.15 Communications Relating to Portfolio Securities. Subject to the provisions of Section 2.3, the Custodian shall transmit promptly to the Fund for each Portfolio all written information (including, without limitation, pendency of calls and maturities of domestic securities and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund on behalf of the Portfolio and the maturity of futures contracts purchased or sold by the Portfolio) received by the Custodian from issuers of the securities being held for the Portfolio. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Portfolio all written information received by the Custodian from issuers of the securities whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Portfolio desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Portfolio shall notify the Custodian at least three business days prior to the date on which the Custodian is to take such action.




3. Duties of the Custodian with Respect to Property of the Fund Held Outside of the United States

3.1 Appointment of Foreign Sub-Custodians. The Fund hereby authorizes and instructs the Custodian to employ as sub-custodians for the Portfolio's securities and other assets maintained outside the United States the foreign banking institutions and foreign securities depositories designated on Schedule A hereto ("foreign sub-custodians"). Upon receipt of "Proper Instructions", as defined in Section 5 of this Contract, together with a certified resolution of the Fund's Board of Directors, the Custodian and the Fund may agree to amend Schedule A hereto from time to time to designate additional foreign banking institutions and foreign securities depositories to act as sub-custodian. Upon receipt of Proper Instructions, the Fund may instruct the Custodian to cease the employment of any one or more such sub-custodians for maintaining custody of the Portfolio's assets.

3.2 Assets to be Held. The Custodian shall limit the securities and other assets maintained in the custody of the foreign sub-custodians to: (a) "foreign securities", as defined in paragraph (c)(1) of Rule 17f-5 under the Investment Company Act of 1940, and (b) cash and cash equivalents in such amounts as the Custodian or the Fund may determine to be reasonably necessary to effect the Portfolio's foreign securities transactions. The Custodian shall identify on its books as belonging to the Fund, the foreign securities of the Fund held by each foreign sub-custodian.

3.3 Foreign Securities Systems. Except as may otherwise be agreed upon in writing by the Custodian and the Fund, assets of the Portfolios shall be maintained in a clearing agency which acts as a securities depository  or in a  book-entry  system  for the  central  handling  of securities located outside of the United States (each a "Foreign Securities System") only through arrangements implemented by the foreign banking institutions serving as sub-custodians pursuant to the terms hereof (Foreign Securities Systems and U.S. Securities Systems are collectively referred to herein as the "Securities Systems"). Where possible, such arrangements shall include entry into agreements containing the provisions set forth in Section 3.5 hereof.

3.4 Holding Securities. The Custodian may hold securities and other non-cash property for all of its customers, including the Fund, with a foreign sub-custodian in a single account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to securities and other non-cash property of the Fund which are maintained in such account shall identify by book-entry those securities and other non-cash property belonging to the Fund and (ii) the Custodian shall require that securities and other non-cash property so held by the foreign sub-custodian be held separately from any assets of the foreign sub-custodian or of others.


3.5 Agreements with Foreign Banking Institutions. Each agreement with a foreign banking institution shall provide that: (a) the assets of each Portfolio will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration; (b) beneficial ownership for the assets of each Portfolio will be freely transferable without the payment of money or value other than for custody or administration; (c) adequate records will be maintained identifying the assets as belonging to each applicable Portfolio; (d) officers of or auditors employed by, or other representatives of the Custodian, including to the extent permitted under applicable law the independent public accountants for the Fund, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Custodian; and (e) assets of the Portfolios held by the foreign sub-custodian will be subject only to the instructions of the Custodian or its agents.

3.6 Access of Independent Accountants of the Fund. Upon request of the Fund, the Custodian will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as a foreign sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its agreement with the Custodian.

3.7 Reports by Custodian. The Custodian will supply to the Fund from time to time, as mutually agreed upon, statements in respect of the securities and other assets of the Portfolio(s) held by foreign sub-custodians, including but not limited to an identification of entities having possession of the Portfolio(s) securities and other assets and advices or notifications of any transfers of securities to or from each custodial account maintained by a foreign banking institution for the Custodian on behalf of each applicable Portfolio indicating, as to securities acquired for a Portfolio, the identity of the entity having physical possession of such securities.

3.8 Transactions in Foreign Custody Account. (a) Except as otherwise provided in paragraph (b) of this Section 3.8, the provision of Sections 2.2 and 2.7 of this Contract shall apply, mutatis mutandis to the foreign securities of the Fund held outside the United States by foreign sub-custodians. (b) Notwithstanding any provision of this Contract to the contrary, settlement and payment for securities received for the account of each applicable Portfolio and delivery of securities maintained for the account of each applicable Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer. (c) Securities maintained in the custody of a foreign sub-custodian may be maintained in the name of such entity's nominee to the same extent as set forth in Section 2.3 of this Contract, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such securities.

3.9 Liability of Foreign Sub-Custodians. Each agreement pursuant to which the Custodian employs a foreign banking institution as a foreign sub-custodian shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Custodian and each Fund from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the institution's performance of such obligations. At the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a foreign banking institution as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Fund has not been made whole for any such loss, damage, cost, expense, liability or claim.

3.10 Liability of Custodian. The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by paragraph 3.13 hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the sub-custodian has otherwise exercised reasonable care. Notwithstanding the foregoing provisions of this paragraph 3.10, in delegating custody duties to State Street London Ltd., the Custodian shall not be relieved of any responsibility to the Fund for any loss due to such delegation, except such loss as may result from (a) political risk (including, but not limited to, exchange control restrictions, confiscation, expropriation, nationalization, insurrection, civil strife or armed hostilities) or
         (b) other losses (excluding a bankruptcy or insolvency of State Street London Ltd. not caused by political risk) due to Acts of God, nuclear incident or other losses under circumstances where the Custodian and State Street London Ltd. have exercised reasonable care.

3.11 Reimbursement for Advances. If the Fund requires the Custodian to advance cash or securities for any purpose for the benefit of a Portfolio including the purchase or sale of foreign exchange or of contracts for foreign exchange, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of such Portfolios assets to the extent necessary to obtain reimbursement.

3.12 Monitoring Responsibilities. The Custodian shall furnish annually to the Fund, during the month of June, information concerning the foreign sub-custodians employed by the Custodian. Such information shall be similar in kind and scope to that furnished to the Fund in connection with the initial approval of this Contract. In addition, the Custodian will promptly inform the Fund in the event that the Custodian learns of a material adverse change in the financial condition of a foreign sub-custodian or any material loss of the assets of the Fund or in the case of any foreign sub-custodian not the subject of an exemptive order from the Securities and Exchange Commission is notified by such foreign sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each case computed in accordance with generally accepted U.S. accounting principles).

3.13 Branches of U.S. Banks. (a) Except as otherwise set forth in this Contract, the provisions hereof shall not apply where the custody of the Portfolios assets are maintained in a foreign branch of a banking institution which is a "bank" as defined by Section 2(a)(5) of the Investment Company Act of 1940 meeting the qualification set forth in
         Section 26(a) of said Act. The appointment of any such branch as a sub-custodian shall be governed by paragraph 1 of this Contract. (b) Cash held for each Portfolio of the Fund in the United Kingdom shall be maintained in an interest bearing account established for the Fund with the Custodian's London branch, which account shall be subject to the direction of the Custodian, State Street London Ltd. or both.

3.14 Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Fund by the tax law of the United States of America or any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Fund by the tax law of jurisdictions other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Fund has provided such information.

4.       Payments for Sales or Repurchases or Redemptions of Shares of the Fund

         The Custodian shall receive from the distributor for the Shares, from the Transfer Agent of the Fund, or from the Fund and deposit into the account of the appropriate Portfolio such payments as are received for Shares of that Portfolio issued or sold from time to time by the Fund. The Custodian will provide timely notification to the Fund on behalf of each such Portfolio and the Transfer Agent of any receipt by it of payments for Shares of such Portfolio.

         From such funds as may be available for the purpose but subject to the limitations of the Articles of Incorporation and any applicable votes of the Board of Directors of the Fund pursuant thereto, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares who have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares of a Portfolio, the Custodian is authorized upon receipt of instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares of the Fund, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such procedures and controls as are mutually agreed upon from time to time between the Fund and the Custodian.

5.       Proper Instructions

         Proper Instructions as used throughout this Contract means a writing signed or initialled by one or more person or persons as the Board of Directors shall have from time to time authorized. Each such writing shall set forth the specific transaction or type of transaction involved, including a specific statement of the purpose for which such action is requested. Oral instructions will be considered Proper Instructions if the Custodian reasonably believes them to have been given by a person authorized to give such instructions with respect to the transaction involved. The Fund shall cause all oral instructions to be confirmed in writing. Upon receipt of a certificate of the Secretary or an Assistant Secretary as to the authorization by the Board of Directors of the Fund accompanied by a detailed description of procedures approved by the Board of Directors, Proper Instructions may include communications effected directly between electro-mechanical or electronic devices provided that the Board of Directors and the Custodian are satisfied that such procedures afford adequate safeguards for the Portfolios' assets. For purposes of this Section, Proper Instructions shall include instructions received by the Custodian pursuant to any three-party agreement which requires a segregated asset account in accordance with Section 2.12.

6.       Actions Permitted without Express Authority

         The Custodian may in its discretion, without express authority from the Fund on behalf of each applicable Portfolio:

         1) make payments to itself or others for minor expenses of handling securities or other similar items relating to its duties under this Contract, provided that all such payments shall be accounted for to the Fund on behalf of the Portfolio;

         2) surrender securities in temporary form for securities in definitive form;



         3) endorse for collection, in the name of the Portfolio, checks, drafts and other negotiable instruments; and

         4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the securities and property of the Portfolio except as otherwise directed by the Board of Directors of the Fund.

7.       Evidence of Authority

         The Custodian shall be protected in acting upon any instructions, notice, request, consent, certificate or other instrument or paper believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a certified copy of a vote of the Board of Directors of the Fund as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board of Directors pursuant to the Articles of Incorporation as described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.

8. Duties of Custodian with Respect to the Books of Account and Calculation of Net Asset Value and Net
         Income

         The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board of Directors of the Fund to keep the books of account of each Portfolio and/or compute the net asset value per share of the outstanding shares of each Portfolio or, if directed in writing to do so by the Fund on behalf of the Portfolio, shall itself keep such books of account and/or compute such net asset value per share. If so directed, the Custodian shall also calculate daily the net income of the Portfolio as described in the Fund's currently effective prospectus related to such Portfolio and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income and, if instructed in writing by an officer of the Fund to do so, shall advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of each Portfolio shall be made at the time or times described from time to time in the Fund's currently effective prospectus related to such Portfolio.

9.       Records

         The Custodian shall with respect to each Portfolio create and maintain all records relating to its activities and obligations under this Contract in such manner as will meet the obligations of the Fund under the Investment Company Act of 1940, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of securities owned by each Portfolio and held by the Custodian and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

10.      Opinion of Fund's Independent Accountant

         The Custodian shall take all reasonable action, as the Fund on behalf of each applicable Portfolio may from time to time request, to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-1A, and Form N-SAR or other annual reports to the Securities and Exchange Commission and with respect to any other requirements of such Commission.

11.      Reports to Fund by Independent Public Accountants

         The Custodian shall provide the Fund, on behalf of each of the Portfolios at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding securities, futures contracts and options on futures contracts, including securities deposited and/or maintained in a Securities System, relating to the services provided by the Custodian under this Contract; such reports, shall be of sufficient scope and in sufficient detail, as may reasonably be required by the Fund to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and, if there are no such inadequacies, the reports shall so state.

12.      Compensation of Custodian

         The Custodian shall be entitled to reasonable compensation for its services and expenses as Custodian, as agreed upon from time to time between the Fund on behalf of each applicable Portfolio and the Custodian.

13.      Responsibility of Custodian

         So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Contract and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. The Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Contract, but shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. It shall be entitled to rely on and may act upon advice of counsel (who shall be counsel for the Fund or counsel approved by the Fund) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice.

         Except as may arise from the Custodian's own negligence or willful misconduct or the negligence or willful misconduct of a sub-custodian or agent, the Custodian shall be without liability to the Fund for any loss, liability, claim or expense resulting from or caused by; (i) events or circumstances beyond the reasonable control of the Custodian or any sub-custodian or Securities System or any agent or nominee of any of the foregoing, including, without limitation, nationalization or expropriation, imposition of currency controls or restrictions, the interruption, suspension or restriction of trading on or the closure of any securities market, power or other mechanical or technological failures or interruptions, computer viruses or communications disruptions, acts of war or terrorism, riots, revolutions, work stoppages, natural disasters or other similar events or acts; (ii) errors by the Fund or the Investment Advisor in their instructions to the Custodian provided such instructions have been in accordance with this Contract; (iii) the insolvency of or acts or omissions by a Securities System; (iv) any delay or failure of any broker, agent or intermediary, central bank or other commercially prevalent payment or clearing system to deliver to the Custodian's sub-custodian or agent securities purchased or in the remittance or payment made in connection with securities sold; (v) any delay or failure of any company, corporation, or other body in charge of registering or transferring securities in the name of the Custodian, the Fund, the Custodian's sub-custodians, nominees or agents or any consequential losses arising out of such delay or failure to transfer such securities including non-receipt of bonus, dividends and rights and other accretions or benefits;
(vi) delays or inability to perform its duties due to any disorder in market infrastructure with respect to any particular security or Securities System; and
(vii) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or any other country, or political subdivision thereof or of any court of competent jurisdiction.

         The  Custodian  shall be liable for the acts or  omissions of a foreign
banking   institution   to  the  same  extent  as  set  forth  with  respect  to
sub-custodians generally in this Contract.

         If the Fund on behalf of a Portfolio requires the Custodian to take any action with respect to securities, which action involves the payment of money or which action may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund or the Portfolio being liable for the payment of money or incurring liability of some other form, the Fund on behalf of the Portfolio, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

         If the Fund requires the Custodian, its affiliates, subsidiaries or agents, to advance cash or securities for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement) or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

         In no event shall the Custodian be liable for indirect, special or consequential damages.

14.      Effective Period, Termination and Amendment

         This Contract shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided, however that the Custodian shall not with respect to a Portfolio act under
Section 2.10 hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Directors of the Fund has approved the initial use of a particular Securities System by such Portfolio, as required by Rule 17f-4 under the Investment Company Act of 1940, as amended and that the Custodian shall not with respect to a Portfolio act under Section 2.11 hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Directors has approved the initial use of the Direct Paper System by such Portfolio; provided further, however, that the Fund shall not amend or terminate this Contract in contravention of any applicable federal or state regulations, or any provision of the Articles of Incorporation, and further provided, that the Fund on behalf of one or more of the Portfolios may at any time by action of its Board of Directors (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Contract in the event of the appointment of a conservator or receiver for the Custodian by the Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

         Upon termination of the Contract, the Fund on behalf of each applicable Portfolio shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its costs, expenses and disbursements.

15.      Successor Custodian

         If a successor custodian for the Fund, of one or more of the Portfolios shall be appointed by the Board of Directors of the Fund, the Custodian shall, upon termination, deliver to such successor custodian at the office of the Custodian, duly endorsed and in the form for transfer, all securities of each applicable Portfolio then held by it hereunder and shall transfer to an account of the successor custodian all of the securities of each such Portfolio held in a Securities System.


         If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a certified copy of a vote of the Board of Directors of the Fund, deliver at the office of the Custodian and transfer such securities, funds and other properties in accordance with such vote.

         In the event that no written order designating a successor custodian or certified copy of a vote of the Board of Directors shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the Investment Company Act of 1940, doing business in Boston, Massachusetts, of its own selection, having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $25,000,000, all securities, funds and other properties held by the Custodian on behalf of each applicable Portfolio and all instruments held by the Custodian relative thereto and all other property held by it under this Contract on behalf of each applicable Portfolio and to transfer to an account of such successor custodian all of the securities of each such Portfolio held in any Securities System. Thereafter, such bank or trust company shall be the successor of the Custodian under this Contract.

         In the event that securities, funds and other properties remain in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board of Directors to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such securities, funds and other properties and the provisions of this Contract relating to the duties and obligations of the Custodian shall remain in full force and effect.

16.      Interpretive and Additional Provisions

         In connection with the operation of this Contract, the Custodian and the Fund on behalf of each of the Portfolios, may from time to time agree on such provisions interpretive of or in addition to the provisions of this Contract as may in their joint opinion be consistent with the general tenor of this Contract. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Articles of Incorporation of the Fund. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Contract.

17.      Additional Funds

         In the event that the Fund establishes one or more series of Shares in addition to the Growth Portfolio with respect to which it desires to have the Custodian render services as custodian under the terms hereof, it shall so notify the Custodian in writing, and if the Custodian agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.


18.      Massachusetts Law to Apply

         This Contract shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

19.      Prior Contracts

         This Contract supersedes and terminates, as of the date hereof, all prior contracts between the Fund on behalf of each of the Portfolios and the Custodian relating to the custody of the Fund's assets.

20.      Reproduction of Documents

         This Contract and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

21.      Shareholder Communications

         Securities and Exchange Commission Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, the Custodian needs the Fund to indicate whether the Fund authorizes the Custodian to provide the Fund's name, address, and share position to requesting companies whose stock the Fund owns. If the Fund tells the Custodian "no", the Custodian will not provide this information to requesting companies. If the Fund tells the Custodian "yes" or do not check either "yes" or "no" below, the Custodian is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consent or object by checking one of the alternatives below.


         YES [ ] The Custodian is authorized to release the Fund's name, address, and share positions.

         NO [ ] The Custodian is not authorized to release the Fund's name, address, and share positions.

         IN WITNESS WHEREOF, each of the parties has caused this instrument to be executed in its name and behalf by its duly authorized representative and its seal to be hereunder affixed as of the 31st day of October, 1996.


ATTEST                   TRANSAMERICA VARIABLE INSURANCE
FUND, INC.



                                                     By





ATTEST                   STATE STREET BANK AND TRUST COMPANY



                                                     By

                            Executive Vice President

                                   Schedule A


         The following foreign banking institutions and foreign securities depositories have been approved by the Board of Directors of Transamerica Variable Insurance Fund, Inc. for use as sub-custodians for the Fund's securities and other assets:



                   (Insert banks and securities depositories)























Certified:



Fund's Authorized Officer


Date:

                                  Exhibit 11(a)

                 Consent of Sutherland, Asbill & Brennan, L.L.P.

                                           Sutherland, Asbill & Brennan, L.L.P.
                                              1275 Pennsylvania Avenue, N.W.
                                                Washington, D.C. 20004-2404



                                                     November 1, 1996



Transamerica Occidental Life
         Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

                  Re:      Transamerica Variable Insurance Fund, Inc.
                      File No. 33-99016

Ladies and Gentlemen:

                  We hereby consent to the reference to our name under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment
 No. 1 to the
Registration Statement on Form N-1A for Transamerica Variable Insurance Fund, Inc. (File No. 33-
99016).  In giving this consent, we do not admit that we are in the category of persons whose
consent is required under Section 7 of the Securities Act of 1933.


                                            Very truly yours,

                                            SUTHERLAND, ASBILL & BRENNAN



                                            Frederick R. Bellamy



                                                     - 40 -
H:\CS\CL82375\M022\TVIFPEA1\SABCONSE.NT
                                                            40

                                                      Exhibit 11(b)

                                               Consent of Ernst & Young LLP

We consent to the reference to our firm under the caption "Condensed Financial Information" in the Prospectus and to the use of our report dated February 8, 1996, on Transamerica Occidental's Separate Account Fund C incorporated by reference in the Statement of Additional Information, included in the Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Form N-1A (Nos. 33-99016, 811-9126, respectively) for Transamerica Variable Insurance Fund, Inc. to be filed with the Securities and Exchange Commission on November 4, 1996.


Los Angeles, California
November 4, 1996